UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders

Semiannual Report March 31, 2006

EATON VANCE
MUNICIPALS
TRUST

California

Florida

Massachusetts

Mississippi

New York
Ohio

Rhode Island

West Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of March 31, 2006

TABLE OF CONTENTS

Investment Update	2

Fund Investment Updates
California	3
Florida	4
Massachusetts	5
Mississippi	6
New York	7
Ohio	8
Rhode Island	9
West Virginia	10

Fund Expenses	11

Financial Statements	16

Board of Trustees Annual Approval of the Investment Advisory Agreements	78

Investment Management	81

Eaton Vance Municipals Funds as of March 31, 2006

INVESTMENT UPDATE

Eaton Vance Municipals Funds (the “Funds”) are designed to provide current income exempt from regular federal income tax and particular state income taxes or other taxes. The Funds invest primarily in investment- grade municipal obligations, but may also invest in lower-rated obligations.

Economic and Market Conditions

The economy expanded at a 4.8% pace in the first quarter of 2006, an increase from the 1.7% rate in the fourth quarter. Even with a cooling housing market, the economy generated respectable growth in 2005 and early 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs – 211,000 in March 2006. The economy appeared to be sustaining growth in both the manufacturing and service sectors, with moderate signs of inflationary pressures.

Investor sentiment regarding the Fed’s monetary policy appears to have stabilized in recent months as investors have begun to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). The Fed has raised rates at all of the last 15 Open Market Committee meetings, with the current Federal Funds rate standing at 4.75%.

Boosted by lower-than-anticipated long-term interest rates, the municipal market saw record supply in 2005, more than $400 billion in new issuance. However, supply has lagged thus far in 2006, contributing to municipal bond outperformance. At March 31, 2006, long-term AAA-rated insured municipal bonds yielded 93% of U.S. Treasury bonds with similar maturities.*

For the six months ended March 31, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), a broadbased, unmanaged municipal market index, posted a modest gain of 0.98%. For information about each Fund’s performance and the performance of funds in the same Lipper Classification†, see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — the long end of the curve was a relatively attractive place to be positioned.

During the six months ended March 31, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices rose significantly. However, the economy grew at a solid pace, with moderate inflation. In this climate, Fund management continued to maintain a somewhat cautious outlook on interest rates and positioned the Funds’ durations accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

During the past year, management invested in bonds with attractive coupons and long call protection. These strategies contributed positively to the Funds’ performances over the 6-month period. Management alsotook advantage of narrow credit spreads in an effort to lower the Funds’ exposures to credit risk, where possible.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the year. Finally, management continued to monitor closely call protection in the Funds. Call protection remains an important strategic consideration for municipal bond investors, especially because refinancing activity has increased over the past six months.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

*      Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

†      It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance California Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Portfolio Manager: Cynthia J. Clemson

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.85%	2.41%	2.41%
One Year	6.30	5.43	5.43
Five Years	5.38	4.95	N/A
Ten Years	5.86	5.36	N/A
Life of Fund†	6.20	5.87	4.87

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.01%	-2.59%	1.41%
One Year	1.24	0.43	4.43
Five Years	4.35	4.62	N/A
Ten Years	5.34	5.36	N/A
Life of Fund†	5.76	5.87	4.87

†	Inception date: Class A: 5/27/94; Class B: 12/19/85; Class C: 8/31/04

(1)

Average annual total returns do not include the 4.75% maximum sales  charge for Class A shares or the applicable contingent deferred sales charges  (CDSC) for Class B and Class C shares. If sales charges were deducted,  returns would be lower. SEC average annual total returns for Class A reflect  the maximum 4.75% sales charge. SEC returns for Class B reflect the  applicable CDSC based on the following schedule: 5% - 1st and 2nd years;  4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Return
Six Months	0.98%
One Year	3.81
Five Years	5.18
Ten Years	5.87

Lipper Averages(3)

Lipper California Municipal Debt Funds Classification Average Annual Total Return
Six Months	1.03%
One Year	4.03
Five Years	4.56
Ten Years	5.30

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate (4)	4.52%	3.77%	3.77%
Taxable-Equivalent Distribution Rate (4),(5)	7.67	6.40	6.40
SEC 30-day Yield (6)	3.80	3.23	3.24
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.45	5.48	5.50

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	77
• Average Maturity:	20.0 years
• Effective Maturity:	10.2 years
• Average Rating:	AA-
• Average Call:	9.7 years
• Average Dollar Price:	$97.02

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as  the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California  Municipal Debt Funds Classification contained 123, 122, 98, and 68 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month  end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Florida Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Portfolio Manager: Cynthia J. Clemson

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.88%	2.39%	N/A
One Year	6.22	5.40	N/A
Five Years	5.57	4.78	N/A
Ten Years	5.57	4.76	N/A
Life of Fund†	6.07	5.84	0.08	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.00%	-2.61%	N/A
One Year	1.14	0.40	N/A
Five Years	4.55	4.45	N/A
Ten Years	5.07	4.76	N/A
Life of Fund†	5.64	5.84	-0.92	%*

†	Inception date: Class A: 4/5/94; Class B: 8/28/90; Class C: 3/13/06
*	Returns are cumulative since the inception of the share class.

(1)

Average annual total returns do not include the 4.75% maximum sales  charge for Class A shares or the applicable contingent deferred sales charges  (CDSC) for Class B and Class C shares. If sales charges were deducted,  returns would be lower. SEC average annual total returns for Class A reflect  the maximum 4.75% sales charge. SEC returns for Class B reflect the  applicable CDSC based on the following schedule: 5% - 1st and 2nd years;  4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Return
Six Months	0.98%
One Year	3.81
Five Years	5.18
Ten Years	5.87

Lipper Averages(3)

Lipper Florida Municipal Debt Funds Classification Average Annual Total Return
Six Months	1.08%
One Year	3.65
Five Years	4.37
Ten Years	4.93

Distribution Rates/Yields

	Class A	Class B	Class C*

Distribution Rate (4)	4.62%	3.87%	—
Taxable-Equivalent Distribution Rate (4),(5)	7.11	5.95	—
SEC 30-day Yield (6)	3.82	3.26	—
Taxable-Equivalent SEC 30-day Yield (5),(6)	5.88	5.02	—

*      Not available as of March 31, 2006.

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	98
• Average Maturity:	22.6 years
• Effective Maturity:	11.9 years
• Average Rating:	AA
• Average Call:	8.3 years
• Average Dollar Price:	$99.66

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as  the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida  Municipal Debt Funds Classification contained 52, 52, 50, and 42 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month  end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes the maximum 35.00% federal tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Portfolio Manager: Robert B. MacIntosh, CFA

Performance(1)

	Class A	Class B	Class I

Average Annual Total Returns (at net asset value)
Six Months	2.26%	1.87%	2.35%
One Year	5.13	4.29	5.32
Five Years	5.46	4.72	5.72
Ten Years	5.76	4.94	5.91
Life of Fund†	5.06	5.54	5.50

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.58%	-3.13%	2.35%
One Year	0.14	-0.71	5.32
Five Years	4.44	4.38	5.72
Ten Years	5.25	4.94	5.91
Life of Fund†	4.65	5.54	5.50

†	Inception date: Class A: 12/7/93; Class B: 4/18/91; Class I: 6/17/93

(1)

Average annual total returns do not include the 4.75% maximum sales  charge for Class A shares or the applicable contingent deferred sales charges  (CDSC) for Class B shares. If sales charges were deducted, returns would  be lower. Class I shares are offered to certain investors at net asset value.  SEC average annual total returns for Class A reflect the maximum 4.75%  sales charge. SEC returns for Class B reflect the applicable CDSC based on  the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th  year; 2% - 5th year; 1% - 6th year. Class I shares are not subject to a sales  charge. As of March 31, 2006, no Class C shares were outstanding.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Return
Six Months	0.98%
One Year	3.81
Five Years	5.18
Ten Years	5.87

Lipper Averages(3)

Lipper Massachusetts Municipal Debt Funds Classification Average Annual Total Return
Six Months	0.71%
One Year	3.09
Five Years	4.41
Ten Years	5.00

Distribution Rates/Yields

	Class A	Class B	Class I

Distribution Rate (4)	4.47%	3.73%	4.66%
Taxable-Equivalent Distribution Rate (4),(5)	7.26	6.06	7.57
SEC 30-day Yield (6)	3.61	3.04	3.99
Taxable-Equivalent SEC 30-day Yield (5),(6)	5.87	4.94	6.48

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	80
• Average Maturity:	22.4 years
• Effective Maturity:	13.3 years
• Average Rating:	AA+
• Average Call:	11.1 years
• Average Dollar Price:	$100.46

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification  as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper  Massachusetts Municipal Debt Funds Classification contained 53, 53, 48, and 38 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available  as of month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Mississippi Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Portfolio Manager: Craig R. Brandon, CFA

Performance(1)

	Class A	Class B

Average Annual Total Returns (at net asset value)
Six Months	2.07%	1.69%
One Year	4.36	3.58
Five Years	4.71	3.97
Ten Years	5.28	4.56
Life of Fund†	4.66	4.28

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.78%	-3.31%
One Year	-0.60	-1.41
Five Years	3.70	3.62
Ten Years	4.77	4.56
Life of Fund†	4.25	4.28

†	Inception date: Class A: 12/7/93; Class B: 6/11/93

(1)

Average annual total returns do not include the 4.75% maximum sales  charge for Class A shares or the applicable contingent deferred sales charges  (CDSC) for Class B shares. If sales charges were deducted, returns would  be lower. SEC average annual total returns for Class A reflect the maximum  4.75% sales charge. SEC returns for Class B reflect the applicable CDSC  based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year;  3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Return
Six Months	0.98%
One Year	3.81
Five Years	5.18
Ten Years	5.87

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification Average Annual Total Return
Six Months	1.02%
One Year	3.00
Five Years	4.02
Ten Years	4.72

Distribution Rates/Yields

	Class A	Class B

Distribution Rate (4)	4.32%	3.56%
Taxable-Equivalent Distribution Rate (4),(5)	7.00	5.77
SEC 30-day Yield (6)	3.70	3.13
Taxable-Equivalent SEC 30-day Yield (5),(6)	5.99	5.07

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	51
• Average Maturity:	17.6 years
• Effective Maturity:	8.8 years
• Average Rating:	AA+
• Average Call:	7.6 years
• Average Dollar Price:	$100.79

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States  Municipal Debt Funds Classification contained 63, 63, 59, and 33 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month  end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New York Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Portfolio Manager: Craig R. Brandon, CFA

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.12%	1.93%	1.75%
One Year	4.50	3.91	3.73
Five Years	5.42	4.85	N/A
Ten Years	6.01	5.31	N/A
Life of Fund†	6.19	6.27	2.98

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.70%	-3.02%	-0.77%
One Year	-0.43	-1.03	2.75
Five Years	4.40	4.52	N/A
Ten Years	5.50	5.31	N/A
Life of Fund†	5.76	6.27	2.98

†	Inception date: Class A: 4/15/94; Class B: 8/30/90; Class C: 9/30/03

(1)

Average annual total returns do not include the 4.75% maximum sales  charge for Class A shares or the applicable contingent deferred sales charges  (CDSC) for Class B and Class C shares. If sales charges were deducted,  returns would be lower. SEC average annual total returns for Class A reflect  the maximum 4.75% sales charge. SEC returns for Class B reflect the  applicable CDSC based on the following schedule: 5% - 1st and 2nd years;  4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Return
Six Months	0.98%
One Year	3.81
Five Years	5.18
Ten Years	5.87

Lipper Averages(3)

Lipper New York Municipal Debt Funds Classification Average Annual Total Return
Six Months	0.89%
One Year	3.53
Five Years	4.44
Ten Years	5.09

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate (4)	4.53%	3.79%	3.79%
Taxable-Equivalent Distribution Rate (4),(5)	7.55	6.32	6.32
SEC 30-day Yield (6)	4.02	3.46	3.45
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.70	5.77	5.75

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	90
• Average Maturity:	21.5 years
• Effective Maturity:	14.4 years
• Average Rating:	AA-
• Average Call:	12.3 years
• Average Dollar Price:	$101.53

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as  the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New  York Municipal Debt Funds Classification contained 107, 107, 91, and 64 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of  month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 40.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Ohio Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Portfolio Manager: William H. Ahern, CFA

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.13%	1.65%	N/A
One Year	5.45	4.67	N/A
Five Years	5.66	4.87	N/A
Ten Years	5.56	4.74	N/A
Life of Fund†	4.91	5.49	0.50	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.67%	-3.34%	N/A
One Year	0.46	-0.33	N/A
Five Years	4.63	4.54	N/A
Ten Years	5.04	4.74	N/A
Life of Fund†	4.50	5.49	-0.50	%*

†	Inception date: Class A: 12/7/93; Class B: 4/18/91; Class C: 2/3/06
*	Returns shown are cumulative since inception of share class.

(1)

Average annual total returns do not include the 4.75% maximum sales  charge for Class A shares or the applicable contingent deferred sales charges  (CDSC) for Class B and Class C shares. If sales charges were deducted,  returns would be lower. SEC average annual total returns for Class A reflect  the maximum 4.75% sales charge. SEC returns for Class B reflect the  applicable CDSC based on the following schedule: 5% - 1st and 2nd years;  4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Return
Six Months	0.98%
One Year	3.81
Five Years	5.18
Ten Years	5.87

Lipper Averages(3)

Lipper Ohio Municipal Debt Funds Classification Average Annual Total Return
Six Months	0.61%
One Year	2.84
Five Years	4.17
Ten Years	4.84

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate (4)	4.62%	3.89%	3.89%
Taxable-Equivalent Distribution Rate (4),(5)	7.68	6.47	6.47
SEC 30-day Yield (6)	3.91	3.35	3.28
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.50	5.57	5.46

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	86
• Average Maturity:	22.6 years
• Effective Maturity:	9.7 years
• Average Rating:	AA
• Average Call:	8.8 years
• Average Dollar Price:	$103.19

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as  the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio  Municipal Debt Funds Classification contained 42, 42, 39, and 33 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month  end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Rhode Island Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Portfolio Manager: Robert B. MacIntosh, CFA

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.36%	1.98%	N/A
One Year	4.80	4.01	N/A
Five Years	5.19	4.42	N/A
Ten Years	5.58	4.89	N/A
Life of Fund†	4.81	4.49	-0.41%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.53%	-3.02%	N/A
One Year	-0.22	-0.99	N/A
Five Years	4.17	4.09	N/A
Ten Years	5.07	4.89	N/A
Life of Fund†	4.39	4.49	-1.40%

†      Inception date: Class A: 12/7/93; Class B: 6/11/93; Class C: 3/20/06

*      Returns are cumulative since the inception of the share class.

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Return
Six Months	0.98%
One Year	3.81
Five Years	5.18
Ten Years	5.87

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification Average Annual Total Return
Six Months	1.02%
One Year	3.00
Five Years	4.02
Ten Years	4.72

Distribution Rates/Yields

	Class A	Class B	Class C*

Distribution Rate (4)	4.47%	3.72%	—
Taxable-Equivalent Distribution Rate (4),(5)	7.54	6.27	—
SEC 30-day Yield (6)	3.82	3.25	—
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.44	5.48	—

*      Not available as of March 31, 2006.

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	61
• Average Maturity:	21.0 years
• Effective Maturity:	8.0 years
• Average Rating:	AA+
• Average Call:	7.7 years
• Average Dollar Price:	$102.39

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as  the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other  States Municipal Debt Funds Classification contained 63, 63, 59, and 33 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of  month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 40.69% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance West Virginia Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Portfolio Manager: Robert B. MacIntosh, CFA

Performance(1)

	Class A	Class B

Average Annual Total Returns (at net asset value)
Six Months	1.99%	1.72%
One Year	4.50	3.82
Five Years	4.73	3.97
Ten Years	5.36	4.57
Life of Fund†	4.77	4.31

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.89%	-3.28%
One Year	-0.51	-1.18
Five Years	3.71	3.63
Ten Years	4.85	4.57
Life of Fund†	4.36	4.31

†	Inception date: Class A: 12/13/93; Class B: 6/11/93

(1)

Average annual total returns do not include the 4.75% maximum sales  charge for Class A shares or the applicable contingent deferred sales charges  (CDSC) for Class B shares. If sales charges were deducted, returns would  be lower. SEC average annual total returns for Class A reflect the maximum  4.75% sales charge. SEC returns for Class B reflect the applicable CDSC  based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year;  3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance(2)

Lehman Brothers Municipal Bond Index Average Annual Total Return
Six Months	0.98%
One Year	3.81
Five Years	5.18
Ten Years	5.87

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification Average Annual Total Return
Six Months	1.02%
One Year	3.00
Five Years	4.02
Ten Years	4.72

Distribution Rates/Yields

	Class A	Class B

Distribution Rate (4)	4.16%	3.40%
Taxable-Equivalent Distribution Rate (4),(5)	6.85	5.59
SEC 30-day Yield (6)	3.35	2.76
Taxable-Equivalent SEC 30-day Yield (5),(6)	5.51	4.54

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	45
• Average Maturity:	22.8 years
• Effective Maturity:	9.8 years
• Average Rating:	AA+
• Average Call:	9.3 years
• Average Dollar Price:	$98.31

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3)

The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as  the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other  States Municipal Debt Funds Classification contained 63, 63, 59, and 33 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of  month end only.

(4)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5)	Taxable-equivalent figure assumes a maximum 39.23% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.
(6)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7)	As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.
(8)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of March 31, 2006

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 – March 31, 2006).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 - 3/31/06)

Actual
Class A	$1,000.00	$1,028.50	$4.35
Class B	$1,000.00	$1,024.10	$8.12
Class C	$1,000.00	$1,024.10	$8.12

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.33
Class B	$1,000.00	$1,016.90	$8.10
Class C	$1,000.00	$1,016.90	$8.10

*      Expenses are equal to the Fund’s annualized expense ratio of 0.86% for Class A shares, 1.61% for Class B shares, and 1.61% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance Florida Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(10/1/05)	(3/31/06)	(10/1/05 - 3/31/06)

Actual*
Class A	$1,000.00	$1,028.80	$3.95
Class B	$1,000.00	$1,023.90	$7.72
Class C	$1,000.00	$1,000.80	$0.80

*      Class C shares had not commenced operations as of October 1, 2005. Actual expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, and 1.53% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period; 19/365 for Class C to reflect the period from commencement of operations on March 13, 2006 to March 31, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005 (March 10, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.93
Class B	$1,000.00	$1,017.30	$7.70
Class C	$1,000.00	$1,017.30	$7.70

**   Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, and 1.53% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance Massachusetts Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 - 3/31/06)

Actual
Class A	$1,000.00	$1,022.60	$3.88
Class B	$1,000.00	$1,018.70	$7.65
Class I	$1,000.00	$1,023.50	$2.88

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.88
Class B	$1,000.00	$1,017.40	$7.65
Class I	$1,000.00	$1,022.10	$2.87

*      Expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares, and 0.57% for Class I shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005. As March 31, 2006, no Class C shares were outstanding.

Eaton Vance Mississippi Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 - 3/31/06)

Actual
Class A	$1,000.00	$1,020.70	$3.93
Class B	$1,000.00	$1,016.90	$7.69

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.93
Class B	$1,000.00	$1,017.30	$7.70

*      Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares and 1.53% for Class B shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance New York Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 - 3/31/06)

Actual
Class A	$1,000.00	$1,021.20	$3.93
Class B	$1,000.00	$1,019.30	$7.70
Class C	$1,000.00	$1,017.50	$7.70

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.93
Class B	$1,000.00	$1,017.30	$7.70
Class C	$1,000.00	$1,017.30	$7.70

*      Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, and 1.53% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance Ohio Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(10/1/05)	(3/31/06)	(10/1/05 - 3/31/06)

Actual*
Class A	$1,000.00	$1,021.30	$3.78
Class B	$1,000.00	$1,016.50	$7.54
Class C	$1,000.00	$1,005.00	$2.35

*      Class C shares had not commenced operations as of October 1, 2005. Actual expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class A shares, 1.50% for Class B shares, and 1.50% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period; 57/365 for Class C to reflect the period from commencement of operations on February 3, 2006 to March 31, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005 (February 2, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.78
Class B	$1,000.00	$1,017.50	$7.54
Class C	$1,000.00	$1,017.50	$7.54

**   Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class A shares, 1.50% for Class B shares, and 1.50% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance Rhode Island Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(10/1/05)	(3/31/06)	(10/1/05 - 3/31/06)

Actual*
Class A	$1,000.00	$1,023.60	$3.58
Class B	$1,000.00	$1,019.80	$7.35
Class C	$1,000.00	$995.90	$0.48

*      Class C shares had not commenced operations as of October 1, 2005. Actual expenses are equal to the Fund’s annualized expense ratio of 0.71% for Class A shares, 1.46% for Class B shares and 1.46% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period; 12/365 for Class C to reflect the period from commencement of operations on March 20, 2006 to March 31, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005 (March 17, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.58
Class B	$1,000.00	$1,017.70	$7.34
Class C	$1,000.00	$1,017.70	$7.34

**   Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.71% for Class A shares, 1.46% for Class B shares, and 1.46% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance West Virginia Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 - 3/31/06)

Actual
Class A	$1,000.00	$1,019.90	$3.53
Class B	$1,000.00	$1,017.20	$7.29

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.53
Class B	$1,000.00	$1,017.70	$7.29

*      Expenses are equal to the Fund’s annualized expense ratio of 0.70% for Class A shares and 1.45% for Class B shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance California Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%
Principal Amount (000's omitted)	Security	Value
Education — 4.6%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,564,295
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,757,450
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,214,080
		$10,535,825
Electric Utilities — 1.3%
$3,000	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$3,078,570
		$3,078,570
Escrowed / Prerefunded — 13.0%
$955	Roseville Special Tax, Prerefunded to 9/1/09, 6.30%, 9/1/25	$1,043,872
1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	1,401,890
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,282,711
5,765	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,307,614
25,975	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/27	9,906,345
		$29,942,432
General Obligations — 3.8%
$1,000	California, 5.25%, 4/1/30	$1,043,590
2,250	California, 5.25%, 4/1/34	2,367,720
5,000	California, 5.50%, 11/1/33	5,433,750
		$8,845,060
Hospital — 14.5%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,048,680
6,550	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	6,647,136
1,150	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Variable Rate, 6.43%, 11/15/34(1)(2)	1,184,120
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,068,240
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,351,902

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	$6,627,335
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,924,721
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,538,925
350	Eastern Plumas Health Care District, 7.50%, 8/1/07	357,168
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,709,288
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,043,690
2,640	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,710,831
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,282,488
		$33,494,524
Housing — 0.9%
$1,427	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,511,259
429	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	449,626
		$1,960,885
Industrial Development Revenue — 1.9%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,720,493
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,771,757
		$4,492,250
Insured-Education — 1.9%
$1,330	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 8.415%, 7/1/33(1)(3)	$1,465,367
3,000	University of California, General Revenues, (FGIC), 4.75%, 5/15/37	3,017,940
		$4,483,307
Insured-Electric Utilities — 6.1%
$5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$5,315,950
3,000	Northern California Power Agency, (MBIA), Variable Rate, 8.79%, 7/1/23(1)(3)	3,329,130
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.11%, 7/1/29(1)(3)	586,940

See notes to financial statements

Eaton Vance California Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	$4,782,855
		$14,014,875
Insured-Escrowed / Prerefunded — 2.4%
$15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, Escrowed to Maturity, (FSA), 0.00%, 1/1/28	$5,472,600
		$5,472,600
Insured-General Obligations — 4.5%
$2,500	California, Residual Certificates, (AMBAC), Variable Rate, 9.915%, 10/1/30(1)(3)	$3,067,050
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,242,492
3,300	Puerto Rico, (FSA), Variable Rate, 9.28%, 7/1/27(1)(3)	3,803,580
1,500	San Diego Unified School District, (MBIA), Variable Rate, 9.915%, 7/1/24(1)(3)	2,143,845
		$10,256,967
Insured-Hospital — 2.0%
$2,550	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	$2,674,109
1,640	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 10.367%, 8/15/27(1)(3)	1,982,137
		$4,656,246
Insured-Lease Revenue / Certificates of Participation — 5.5%
$11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	$3,529,174
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	3,034,655
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,009,350
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,133,449
		$12,706,628
Insured-Transportation — 4.5%
$5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33(4)	$5,166,900
1,440	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), Variable Rate, 8.415%, 7/1/23(1)(3)	1,610,467
1,000	Los Angeles County, Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	1,057,400

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,680	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	$1,735,810
1,800	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	776,844
		$10,347,421
Insured-Water and Sewer — 7.9%
$1,670	California Water Resources, (Central Valley), (FGIC), Variable Rate, 8.94%, 12/1/28(1)(3)	$1,734,846
6,675	Los Angeles, Water and Power, (FSA), 4.75%, 7/1/36	6,741,750
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 7.889%, 4/22/09(2)	3,364,470
4,135	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,874,991
2,500	San Francisco City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	2,445,975
		$18,162,032
Lease Revenue / Certificates of Participation — 13.5%
$6,500	California Public Works, (University of California), 5.00%, 6/1/23	$6,502,080
5,000	California Public Works, (University of California), 5.25%, 6/1/20	5,471,900
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,139,587
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,115,384
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,517,388
6,925	Pasadena Parking Facility, 6.25%, 1/1/18	7,820,818
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,425,800
		$30,992,957
Other Revenue — 1.5%
$2,455	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(1)	$2,644,231
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.028%, 10/1/34(1)(3)	854,658
		$3,498,889
Special Tax Revenue — 8.3%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,527,050
2,460	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	2,537,023
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,815,032

See notes to financial statements

Eaton Vance California Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$1,195	Fairfield Improvement Bond Act 1915, (North Cordelia District), 7.375%, 9/2/18	$1,242,143
600	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	605,280
2,135	Lincoln Public Financing Authority, Improvement Bond Act 1915, (Twelve Bridges), 6.20%, 9/2/25	2,250,504
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,462,904
1,050	Murrieta Valley Unified School District, 6.20%, 9/1/35	1,130,021
2,300	Santa Margarita Water District, 6.20%, 9/1/20	2,475,559
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	1,025,740
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,017,910
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	934,920
		$19,024,086
Total Tax-Exempt Investments — 98.1% (identified cost $202,184,132)		$225,965,554
Other Assets, Less Liabilities — 1.9%		$4,321,789
Net Assets — 100.0%		$230,287,343

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 35.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 13.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $24,406,371 or 10.6% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Florida Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.2%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 2.9%
$1,000	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$1,246,570
1,800	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,073,294
615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	731,444
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,162,341
1,015	Northern Palm Beach County, (Water Control and Improvements), Prerefunded to 8/1/09, 6.00%, 8/1/25	1,085,441
		$7,299,090
General Obligations — 0.4%
$1,000	Florida, Variable Rate, 6.63%, 7/1/27(1)(2)	$1,054,310
		$1,054,310
Health Care-Miscellaneous — 0.6%
$1,612	Osceola County IDA Community Pooled Loan-93, 7.75%, 7/1/17	$1,613,435
		$1,613,435
Hospital — 10.0%
$4,500	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$4,576,185
2,795	Cape Canaveral Hospital District, 5.25%, 1/1/28	2,847,742
1,000	Halifax Medical Center, 7.25%, 10/1/24	1,112,840
1,750	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	1,767,885
250	Highlands County Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	252,575
1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,034,090
2,750	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	2,894,567
1,250	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,305,637
4,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	4,248,200
2,200	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	2,248,356
2,500	West Orange Healthcare District, 5.80%, 2/1/31	2,615,600
		$24,903,677

Principal Amount (000's omitted)	Security	Value
Housing — 1.2%
$1,515	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$1,526,287
75	Florida Housing Finance Authority, 6.35%, 6/1/14	75,113
725	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	732,518
715	Orange County Housing Finance Authority, (AMT), 6.60%, 4/1/28	719,619
		$3,053,537
Industrial Development Revenue — 5.4%
$2,585	Broward County, IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$2,545,782
2,385	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,479,470
7,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	8,263,350
		$13,288,602
Insured-Education — 2.1%
$5,400	Broward County Educational Facilities Authority, (Nova Southeast University), (AGC), 4.50%, 4/1/36(3)	$5,197,824
		$5,197,824
Insured-Escrowed / Prerefunded — 8.1%
$9,225	Dade County, (Baptist Hospital of Miami), Escrowed to Maturity, (MBIA), 5.75%, 5/1/21	$10,301,004
3,835	Dade County, Professional Sports Franchise, Escrowed to Maturity, (MBIA), 0.00%, 10/1/23(4)	1,754,129
1,250	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.65%, 6/1/26(1)(2)	1,344,012
5,600	St. Lucie Utility System, Escrowed to Maturity, (FGIC), 6.00%, 10/1/20	6,617,240
		$20,016,385
Insured-General Obligations — 0.5%
$900	Puerto Rico, (MBIA), Variable Rate, 9.915%, 7/1/20(1)(5)	$1,256,238
		$1,256,238
Insured-Health Care Miscellaneous — 0.1%
$241	Osceola County IDA, Community Provider Pooled Loan Program, (FSA), 7.75%, 7/1/10	$242,964
		$242,964

See notes to financial statements

Eaton Vance Florida Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 7.8%
$4,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$4,140,840
1,800	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	1,866,168
9,500	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	10,877,025
2,250	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,359,642
		$19,243,675
Insured-Housing — 1.2%
$3,000	Florida HFA, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,033,870
		$3,033,870
Insured-Lease Revenue / Certificates of Participation — 0.6%
$1,100	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 9.88%, 6/1/24(1)(5)	$1,407,791
		$1,407,791
Insured-Special Tax Revenue — 12.0%
$2,115	Dade County, Residual Certificates, (AMBAC), Variable Rate, 8.375%, 10/1/35(1)(5)	$2,230,521
1,500	Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,145,595
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	321,142
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,283,634
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	919,150
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,737,600
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,655,455
1,090	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	1,092,987
2,610	Orange County Tourist Development, (AMBAC), Variable Rate, 8.75%, 10/1/30(1)(5)	2,908,636
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,676,320
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,630,846
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17(4)	1,522,449
2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	1,145,720
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	3,793,652
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,727,500
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	2,074,440
		$29,865,647

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 15.4%
$6,075	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	$5,969,781
8,750	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27(4)(6)	8,625,750
2,900	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 9.078%, 10/1/18(1)(5)	3,207,951
7,690	Miami-Dade County, Aviation, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38	7,868,100
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,578,580
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	516,373
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	490,611
5,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	5,095,150
4,190	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	3,733,709
		$38,086,005
Insured-Water and Sewer — 11.6%
$5,000	Fort Myers Utility, (FGIC), Variable Rate, 7.63%, 10/1/29(2)	$5,597,700
3,455	Fort Myers Utility, (MBIA), 4.50%, 10/1/36(3)	3,379,232
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,597,375
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,118,040
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	11,142,818
380	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27	382,983
3,375	Tampa Bay Water Utility System, (FGIC), Variable Rate, 6.13%, 10/1/27(1)(2)	3,533,895
		$28,752,043
Nursing Home — 3.3%
$4,450	Dade County IDA, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	$4,457,788
3,500	Orange County Health Facilities Authority, (Westminister Community Care), 6.60%, 4/1/24	3,613,750
		$8,071,538
Senior Living / Life Care — 3.6%
$500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	$509,760
2,775	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	2,799,476
3,845	North Miami Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	3,737,955

See notes to financial statements

Eaton Vance Florida Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	$1,761,498
		$8,808,689
Special Tax Revenue — 9.8%
$1,250	Concorde Estates Community Development District, 5.85%, 5/1/35	$1,307,700
275	Covington Community Development District, (Capital Improvements), 5.00%, 5/1/21	274,843
1,185	Covington Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,182,429
1,150	Dupree Lakes Community Development District, 5.00%, 11/1/10	1,153,922
990	Fishhawk Community Development District, 6.125%, 5/1/34	1,048,083
240	Gateway Service Community Development District, Special Assessment, 6.50%, 5/1/33	258,984
675	Heritage Harbor South, Community Development District, 6.20%, 5/1/35	714,076
695	Heritage Harbor South, Community Development District, (Capital Improvements), 5.40%, 11/1/08	699,802
495	Heritage Harbor South, Community Development District, (Capital Improvements), 6.50%, 5/1/34	530,516
1,130	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,172,319
340	Longleaf Community Development District, 6.20%, 5/1/09	341,023
660	Longleaf Community Development District, 6.65%, 5/1/20	674,329
2,300	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,320,079
1,000	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	1,024,710
1,670	Sterling Hill, Community Development District, 6.20%, 5/1/35	1,757,040
2,500	Tisons Landing Community Development District, 5.625%, 5/1/37	2,528,200
3,015	University Square Community Development District, 6.75%, 5/1/20	3,254,783
615	Vista Lakes Community Development District, 7.20%, 5/1/32	662,214
2,870	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	2,909,089
400	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community) , 5.00%, 3/1/29	407,028
		$24,221,169
Transportation — 1.0%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,490,632
		$2,490,632

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 2.6%
$6,275	Jacksonville Electric Power Authority, Water and Sewer Revenue, 5.25%, 10/1/39	$6,525,122
		$6,525,122
Total Tax-Exempt Investments — 100.2% (identified cost $228,499,488)		$248,432,243
Other Assets, Less Liabilities — (0.2)%		$(568,386)
Net Assets — 100.0%		$247,863,857

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 59.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 17.1% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $18,189,924 or 7.3% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  When-issued security.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%
Principal Amount (000's omitted)	Security	Value
Education — 10.3%
$2,190	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$2,238,903
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	5,811,905
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,019,820
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,057,080
1,700	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	1,778,081
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.25%, 7/1/30	1,131,520
8,500	Massachusetts HEFA, (Williams College), 4.50%, 7/1/33(1)	8,258,855
2,000	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	2,044,720
2,000	Massachusetts IFA, (St. Johns High School, Inc.), 5.35%, 6/1/28	2,056,600
		$25,397,484
Electric Utilities — 5.2%
$2,800	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$2,830,240
3,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,843,620
13,230	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	8,130,364
		$12,804,224
Escrowed / Prerefunded — 8.8%
$240	Massachusetts Bay Transportation Authority, Sales Tax, Prerefunded to 7/1/10, 5.50%, 7/1/30	$257,074
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	21,481,600
		$21,738,674
General Obligations — 0.7%
$875	Dover and Sherborn Regional School District, 4.75%, 5/15/24	$896,114
850	Dover and Sherborn Regional School District, 4.75%, 5/15/25	868,589
		$1,764,703

Principal Amount (000's omitted)	Security	Value
Hospital — 7.3%
$1,000	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	$1,053,540
1,665	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	1,668,014
2,600	Massachusetts HEFA, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,788,942
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.75%, 7/1/32	1,079,580
4,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/08	3,661,720
9,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/09	7,919,730
		$18,171,526
Industrial Development Revenue — 0.9%
$2,155	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,197,583
		$2,197,583
Insured-Education — 11.5%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,880,050
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,788,350
6,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	6,709,800
4,000	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	4,524,440
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,939,972
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,050,250
1,150	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 6.88%, 10/1/27(2)(3)	1,225,118
2,000	Massachusetts HEFA, (UMass Worcester Campus), (FGIC), 5.25%, 10/1/31(4)	2,112,740
1,050	University of Massachusetts Building Authority, (AMBAC), 5.125%, 11/1/34	1,097,775
		$28,328,495
Insured-Electric Utilities — 1.0%
$2,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.295%, 7/1/29(2)(5)	$2,347,760
		$2,347,760

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 1.2%
$2,600	Ipswich, (FGIC), Prerefunded to 11/15/09, 5.00%, 11/15/19	$2,720,744
200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	214,816
		$2,935,560
Insured-General Obligations — 3.0%
$960	Ashland, (AMBAC), 4.75%, 5/15/29	$973,795
960	Ashland, (AMBAC), 4.75%, 5/15/33	968,093
3,000	Massachusetts, (AMBAC), Variable Rate, 9.875%, 8/1/30(2)(5)	4,476,600
500	Plymouth, (MBIA), 5.25%, 10/15/20	533,070
400	Puerto Rico, (MBIA), Variable Rate, 9.915%, 7/1/20(2)(5)	558,328
		$7,509,886
Insured-Hospital — 1.7%
$1,150	Massachusetts HEFA, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35	$1,106,426
2,800	Massachusetts HEFA, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 9.64%, 6/23/22(3)	3,099,796
		$4,206,222
Insured-Lease Revenue / Certificates of Participation — 3.4%
$7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$7,762,200
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 9.88%, 6/1/24(2)(5)	767,886
		$8,530,086
Insured-Other Revenue — 1.9%
$2,894	Massachusetts Development Finance Agency, WGBH Foundation, (AMBAC), Variable Rate, 10.625%, 1/1/42(2)(5)	$4,697,395
70	Massachusetts HEFA, (Capital Assets), (MBIA), 7.20%, 7/1/09	70,560
		$4,767,955
Insured-Special Tax Revenue — 9.0%
$1,000	Martha's Vineyard Land Bank, (AMBAC), 4.50%, 5/1/24	$1,003,670
1,000	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,042,820
4,620	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,768,533
2,365	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	2,453,238

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$9,000	Massachusetts School Building Authority, Sales Tax Revenue, (FSA), 5.00%, 8/15/30	$9,421,200
12,230	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	3,518,449
		$22,207,910
Insured-Transportation — 6.8%
$19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$6,832,590
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,203,752
10	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	11,062
1,440	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.314%, 7/1/41(2)(5)	1,898,914
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,019,030
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	1,019,030
665	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 8.419%, 7/1/36(2)(5)	758,585
		$16,742,963
Insured-Water and Sewer — 1.1%
$2,500	Massachusetts Water Resources Authority, (MBIA), 5.00%, 8/1/35	$2,611,000
		$2,611,000
Nursing Home — 2.8%
$1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,220,462
2,400	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	2,413,752
3,225	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,279,760
		$6,913,974
Other Revenue — 0.7%
$1,485	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.028%, 10/1/34(2)(5)	$1,813,096
		$1,813,096
Pooled Loans — 0.8%
$2,000	New England Educational Loan Marketing Corp., (AMT), 6.90%, 11/1/09	$2,063,040
		$2,063,040

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 0.7%
$1,805	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	$1,821,931
		$1,821,931
Solid Waste — 1.4%
$3,250	Massachusetts IFA, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,395,567
		$3,395,567
Special Tax Revenue — 5.2%
$1,500	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/30	$1,625,025
5,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/31	5,631,350
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/34	1,128,720
1,545	Massachusetts Bay Transportation Authority, Special Assessment Revenue, 4.50%, 7/1/35	1,509,017
3,000	Massachusetts Bay Transportation Authority, Special Assessment Revenue, 4.75%, 7/1/34	3,023,250
		$12,917,362
Transportation — 2.2%
$4,330	Massachusetts Bay Transportation Authority, Variable Rate, 6.63%, 3/1/27(2)(3)	$4,528,401
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,011,930
		$5,540,331
Water and Sewer — 12.0%
$9,725	Boston, IDA, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15(6)	$9,883,907
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,598,318
3,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	3,172,620
10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	8,491,200
4,165	Massachusetts Water Resources Authority, 5.25%, 12/1/15	4,493,119
		$29,639,164
Total Tax-Exempt Investments (identified cost $231,857,538)		$246,366,496

Short-Term Investments — 6.0%
Security	Principal Amount (000's omitted)	Value
Massachusetts HEFA, (Massachusetts Institute of Technology), Variable Rate, 2.40%, 7/1/31	$15,000	$15,000,000
Total Short-Term Investments (at amortized cost, $15,000,000)		$15,000,000
Total Investments — 105.6% (identified cost $246,857,538)		$261,366,496
Other Assets, Less Liabilities — (5.6)%		$(13,921,361)
Net Assets — 100.0%		$247,445,135

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 38.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 11.4% of total investments.

(1)  When-issued security.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $23,072,083 or 9.3% of the Fund's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.3%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$252,605
		$252,605
Escrowed / Prerefunded — 11.3%
$2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	$1,682,375
470	University of Mississippi Educational Building Corp., Prerefunded to 6/1/06, 6.20%, 6/1/16	481,421
		$2,163,796
Hospital — 3.7%
$500	Jones County, (South Central Regional Medical Center), 5.50%, 12/1/17	$509,010
200	Mississippi Hospital Equipment and Facilities Authority, (Rush Medical Foundation), 6.00%, 1/1/22	202,678
		$711,688
Housing — 1.0%
$115	Mississippi Home Corp., Single Family, (GNMA), (AMT), 6.625%, 4/1/27	$116,267
75	Mississippi Home Corp., Single Family, (GNMA), (AMT), 7.55%, 12/1/27	75,406
		$191,673
Industrial Development Revenue — 4.9%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$241,184
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	180,332
200	Warren County, (International Paper), (AMT), 4.40%, 3/1/15	192,280
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	322,326
		$936,122
Insured-Bond Bank — 6.0%
$585	Mississippi Development Bank, (Capital Projects) (AMBAC), 5.00%, 7/1/24(1)	$622,990
500	Mississippi Development Bank, (FSA), 5.25%, 10/1/30	532,910
		$1,155,900

Principal Amount (000's omitted)	Security	Value
Insured-Education — 11.3%
$750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	$774,525
250	Mississippi State University Educational Building Corp., Facilities Renovation, (FGIC), 4.50%, 8/1/29	241,397
500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	543,775
100	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	98,927
500	Southern Mississippi University Educational Building Corp., (AMBAC), 5.00%, 3/1/21	519,420
		$2,178,044
Insured-Electric Utilities — 8.7%
$1,000	Puerto Rico Electric Power Authority, (FSA), 5.00%, 7/1/30	$1,047,840
350	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/20	378,794
100	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.915%, 7/1/16(2)(3)	134,707
85	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.11%, 7/1/29(2)(3)	99,780
		$1,661,121
Insured-Escrowed / Prerefunded — 1.8%
$180	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	$186,026
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	160,216
		$346,242
Insured-General Obligations — 5.3%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$553,855
85	Mississippi, (FSA), Variable Rate, 9.125%, 11/1/21(2)(3)	113,682
100	Puerto Rico, (FSA), 5.125%, 7/1/30	105,080
220	Puerto Rico, (FSA), Variable Rate, 9.28%, 7/1/27(2)(3)	253,572
		$1,026,189
Insured-Hospital — 10.8%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$753,607
530	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12(1)	553,622

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27(1)	$263,028
500	Mississippi Hospital Equipment and Facilities Authority, (Mississippi Baptist Medical Center), (MBIA), 6.00%, 5/1/13	508,315
		$2,078,572
Insured-Lease Revenue / Certificates of Participation — 1.3%
$200	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 9.88%, 6/1/24(2)(3)	$255,962
		$255,962
Insured-Special Tax Revenue — 1.7%
$100	Puerto Rico Convention Center Authority, (CIFG), Variable Rate, 6.93%, 7/1/36(2)(3)	$92,952
200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	231,780
		$324,732
Insured-Transportation — 10.1%
$1,000	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$1,031,670
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	260,873
250	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	257,328
175	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	178,330
200	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	209,380
		$1,937,581
Insured-Water and Sewer — 17.7%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$316,323
600	Harrison County, Wastewater Management and Solid Waste, (FGIC), 4.75%, 2/1/27	600,690
500	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	508,145
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	450,617
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	259,645
500	Mississippi Development Bank, (Grenada Water & Sewer System), (FSA), 5.00%, 9/1/30	520,365
500	Mississippi Development Bank, (Southaven Water & Sewer System), (AMBAC), 4.50%, 3/1/31	483,185

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$250	Mississippi Development Bank, (Waste Water Treatment), (FSA), 5.00%, 2/1/28	$258,233
		$3,397,203
Nursing Home — 1.3%
$290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$241,315
		$241,315
Other Revenue — 0.6%
$1,200	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$78,060
1,000	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	34,650
		$112,710
Total Tax-Exempt Investments — 98.8% (identified cost $18,123,514)		$18,971,455
Other Assets, Less Liabilities — 1.2%		$235,326
Net Assets — 100.0%		$19,206,781

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 75.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 24.2% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $950,655 or 4.9% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

See notes to financial statements

Eaton Vance New York Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.0%
$4,250	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,948,547
		$3,948,547
Education — 18.2%
$3,200	Hempstead Town IDA, (Adelphi University), 4.50%, 10/1/24	$3,135,040
900	Hempstead Town IDA, (Adelphi University), 5.00%, 10/1/35	920,844
2,110	New York City IDA, (St. Francis College), 5.00%, 10/1/34	2,149,204
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	9,922,900
3,730	New York Dormitory Authority, (City University), 7.50%, 7/1/10	4,028,176
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	10,582,544
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19(1)	20,218,046
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	15,990,630
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,217,020
		$69,164,404
Electric Utilities — 7.5%
$7,750	Long Island Power Authority, Electric System Revenue, 4.50%, 12/1/24	$7,619,800
1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	1,551,090
4,000	Long Island Power Authority, Electric System Revenue, 5.375%, 9/1/25	4,234,400
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 10.264%, 7/1/26(2)	2,634,875
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,182,050
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,080,480
4,900	Suffolk County, IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	5,054,546
		$28,357,241
Escrowed / Prerefunded — 3.5%
$285	New York City, Prerefunded to 12/1/11, 5.375%, 12/1/26	$309,006

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$2,780	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	$2,931,899
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	9,867,452
		$13,108,357
General Obligations — 4.2%
$5,560	New York, 4.25%, 3/15/36	$5,189,537
2,250	New York City, 5.25%, 8/15/26	2,386,665
5,755	New York City, 5.25%, 9/15/33	6,053,627
2,130	New York City, 5.375%, 12/1/26	2,259,887
		$15,889,716
Health Care-Miscellaneous — 0.3%
$380	New York City IDA, (A Very Special Place), 5.75%, 1/1/29	$371,940
175	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	189,187
90	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	97,296
230	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	248,646
200	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	216,214
		$1,123,283
Hospital — 7.4%
$1,080	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	$1,135,285
3,170	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	3,309,385
3,000	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,971,140
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,305,080
800	Nassau County, Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	842,008
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,460,895
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,088,260
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,821,858
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,030,240
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,239,750
		$28,203,901

See notes to financial statements

Eaton Vance New York Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Housing — 4.3%
$10,350	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$10,666,296
5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,815,664
		$16,481,960
Industrial Development Revenue — 5.9%
$4,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$4,958,010
2,665	Liberty Development Corp., (Goldman Sachs Group, Inc.), Variable Rate, 9.16%, 10/1/35(3)(4)	3,478,731
3,500	New York City Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	3,815,840
6,600	New York City, Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	6,649,038
1,970	Onondaga County IDA, (Senior Air Cargo) (AMT), 6.125%, 1/1/32	2,080,458
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,601,360
		$22,583,437
Insured-Education — 5.5%
$5,000	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$5,577,450
9,205	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	10,684,980
2,500	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 15.56%, 7/1/27(3)(4)	4,707,925
		$20,970,355
Insured-Electric Utilities — 1.2%
$750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.20%, 7/1/29(2)(3)	$836,940
1,500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.11%, 7/1/29(3)(4)	1,760,820
2,000	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 7.81%, 7/1/33(3)(4)	2,074,860
		$4,672,620
Insured-Escrowed / Prerefunded — 2.0%
$5,045	New York City Trust Cultural Resources, (Museum of History), (AMBAC), Prerefunded to 7/1/09, Variable Rate, 10.549%, 7/1/29(3)(4)	$6,134,720
1,225	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.076%, 7/1/28(3)(4)	1,341,890
		$7,476,610

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 0.8%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$803,089
675	Jamestown, (AMBAC), 7.10%, 3/15/12	793,415
675	Jamestown, (AMBAC), 7.10%, 3/15/13	802,298
515	Jamestown, (AMBAC), 7.10%, 3/15/14	621,456
		$3,020,258
Insured-Hospital — 2.0%
$4,715	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/27	$1,808,721
17,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/30	5,921,132
		$7,729,853
Insured-Lease Revenue / Certificates of Participation — 0.4%
$1,367	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 9.165%, 7/1/36(3)(4)	$1,664,848
		$1,664,848
Insured-Other Revenue — 1.1%
$4,000	New York City Trust Cultural Resource, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$4,117,400
		$4,117,400
Insured-Solid Waste — 1.2%
$4,495	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09	$4,596,093
		$4,596,093
Insured-Special Tax Revenue — 7.0%
$3,850	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$3,853,042
7,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,728,078
7,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	2,511,675
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,261,896
15,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	3,747,900
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	933,115
10,340	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	3,309,007
30,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	5,228,700
		$26,573,413

See notes to financial statements

Eaton Vance New York Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 6.0%
$5,000	Metropolitan Transportation Authority, (MBIA), 4.75%, 11/15/29	$5,082,850
3,165	Monroe County, Airport Authority, (MBIA), (AMT), Variable Rate, 8.29%, 1/1/19(2)(3)	3,978,975
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 7.79%, 4/1/29(2)(3)	1,938,843
7,250	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	7,014,303
4,650	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	4,804,473
		$22,819,444
Insured-Water and Sewer — 1.8%
$2,535	Nassau County IDA, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,604,282
4,270	New York State Environmental Facilities Corp., (MBIA), 4.25%, 6/15/29	4,084,383
		$6,688,665
Lease Revenue / Certificates of Participation — 8.3%
$27,940	New York Urban Development Corp., 5.70%, 4/1/20	$31,668,872
		$31,668,872
Other Revenue — 1.7%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$2,069,220
3,500	Puerto Rico Infrastructure Financing Authority, Escrow Fund, Variable Rate, 10.028%, 10/1/32(3)(4)	4,273,290
		$6,342,510
Senior Living / Life Care — 0.8%
$2,670	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12(5)	$2,320,497
800	Mount Vernon IDA, (Wartburg Senior Housing, Inc. - Meadowview), 6.20%, 6/1/29	817,712
		$3,138,209
Transportation — 3.5%
$3,500	Metropolitan Transportation Authority, 5.25%, 11/15/32	$3,684,905
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,964,125
3,800	Port Authority of New York and New Jersey, (AMT), Variable Rate, 6.186%, 6/15/33(2)(3)	3,747,864

Principal Amount (000's omitted)	Security	Value
Transportation (continued)
$2,717	Port Authority of New York and New Jersey, (AMT), Variable Rate, 7.611%, 12/1/34(3)(4)	$2,684,939
		$13,081,833
Water and Sewer — 2.8%
$3,115	New York City, Municipal Water Finance Authority, 4.50%, 6/15/33	$3,022,017
7,500	New York City, Municipal Water Finance Authority, 4.75%, 6/15/38	7,544,775
		$10,566,792
Total Tax-Exempt Investments — 98.4% (identified cost $350,266,677)		$373,988,621
Other Assets, Less Liabilities — 1.6%		$6,130,388
Net Assets — 100.0%		$380,119,009

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 29.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 13.9% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $38,624,645 or 10.2% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(5)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.5%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.1%
$2,105	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$2,125,376
		$2,125,376
Education — 5.2%
$550	Ohio Higher Educational Facilities Authority, (Case Western University), 6.50%, 10/1/20	$662,491
5,875	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 6.63%, 10/1/29(1)(2)	6,457,917
2,500	Ohio Higher Educational Facilities, (Case Western Reserve University), 5.50%, 10/1/21	2,706,100
		$9,826,508
Electric Utilities — 1.1%
$2,000	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$2,071,900
		$2,071,900
General Obligations — 1.4%
$25	Lima City School District, 6.00%, 12/1/22	$27,923
2,000	Ohio State General Obligation, (Common Schools), 4.50%, 9/15/23	2,005,080
675	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	676,579
		$2,709,582
Hospital — 9.3%
$1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$1,430,905
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,118,920
2,035	Highland County, (Township Hospital), 6.75%, 12/1/29	2,141,247
3,800	Miami, (Upper Valley Medical Center), 6.375%, 5/15/26	3,882,954
4,250	Parma, (Parma Community General Hospital Association), 5.375%, 11/1/29	4,335,297
2,500	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	2,697,025
		$17,606,348
Housing — 2.2%
$4,000	Franklin County, (Tuttle Park), (FHA), (AMT), 6.60%, 3/1/36	$4,238,000
		$4,238,000

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 6.3%
$3,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$3,507,019
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	3,029,211
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,191,430
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,282,920
		$12,010,580
Insured-Education — 4.0%
$1,300	Ohio University, (FSA), 4.50%, 12/1/36(3)	$1,263,054
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 8.415%, 7/1/33(1)(4)	771,246
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,362,070
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,111,840
		$7,508,210
Insured-Electric Utilities — 11.2%
$2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15(5)	$2,043,900
2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	2,025,400
7,450	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	7,493,732
4,445	Ohio Air Quality Development Authority, (Ohio Power), RITES, (AMBAC), Variable Rate, 8.914%, 5/1/26(1)(4)	4,990,268
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,191,750
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	942,250
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,702,353
900	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 7.81%, 7/1/33(1)(4)	933,687
		$21,323,340
Insured-Escrowed / Prerefunded — 6.1%
$1,250	Athens City School District, (FSA), Prerefunded to 12/1/10, 6.00%, 12/1/24	$1,384,063
495	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	511,919
1,475	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	1,650,378
3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30	3,266,250

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$800	Norwalk City School District, (AMBAC), Prerefunded to 12/1/09, 4.75%, 12/1/26	$807,856
1,575	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.076%, 7/1/28(1)(4)	1,725,287
2,000	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 8.13%, 1/1/29(1)(2)	2,322,920
		$11,668,673
Insured-General Obligations — 13.0%
$1,500	Amherst School District, (FGIC), 5.00%, 12/1/26	$1,548,030
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	698,000
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	1,036,320
1,000	Gallia County Local School District, (FSA), 4.75%, 12/1/25	1,022,210
1,650	Gallipolis City School District, (MBIA), 4.50%, 12/1/33(3)	1,607,859
1,000	Jefferson County, (AMBAC), 4.75%, 12/1/29(5)	1,020,960
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,235,130
2,000	Lakota School District, (FGIC), 5.25%, 12/1/26	2,245,100
1,065	Marysville Exempt Village School District, (FSA), 4.375%, 12/1/29	1,029,408
4,500	Marysville Exempt Village School District, (FSA), 5.00%, 12/1/29	4,712,265
1,300	Minerva Local School District, (Classroom Facility), (MBIA), 5.30%, 12/1/29	1,382,784
1,000	Painesville School District, (MBIA), 4.75%, 12/1/32	1,008,040
1,620	Painesville School District, (MBIA), 5.00%, 12/1/24	1,699,024
1,500	Pickerington Local School District, (FGIC), 0.00%, 12/1/16	947,055
2,190	Pickerington Local School District, (MBIA), 4.00%, 12/1/26	2,009,807
500	Seneca East School District, (FSA), 4.50%, 12/1/33	487,225
1,000	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	1,067,070
		$24,756,287
Insured-Hospital — 3.1%
$1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children's Hospital Medical Center), (FSA), 5.25%, 11/15/25	$1,059,140
500	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	517,090
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,333,592
2,845	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	2,929,610
		$5,839,432

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 4.5%
$3,000	Hamilton County Sales Tax, (AMBAC), 5.25%, 12/1/32	$3,155,670
2,490	Hamilton County Sales Tax, (MBIA), 5.00%, 12/1/27	2,547,021
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,315,400
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	132,980
9,815	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	1,475,293
		$8,626,364
Insured-Transportation — 8.6%
$7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24(6)	$8,054,130
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,117,955
3,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	3,394,650
2,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/22	2,773,950
		$16,340,685
Insured-Water and Sewer — 0.6%
$1,060	Toledo Waterworks, (MBIA), 5.00%, 11/15/25	$1,108,983
		$1,108,983
Nursing Home — 5.6%
$1,290	Cuyahoga County Health Care Facilities, (Maple Care Center) (GNMA), (AMT), 8.00%, 8/20/16	$1,415,762
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 6.10%, 9/20/16	1,301,002
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 9.55%, 3/20/32	7,837,274
		$10,554,038
Other Revenue — 1.9%
$3,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.028%, 10/1/32(1)(4)	$3,662,820
		$3,662,820
Pooled Loans — 6.2%
$820	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$827,815
295	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	295,858
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,475,582

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Pooled Loans (continued)
$870	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	$881,327
7,260	Rickenbacker Port Authority Capital Funding (Oasbo), 5.375%, 1/1/32	7,777,493
425	Toledo-Lucas County Port Authority, (AMT), 5.125%, 11/15/25	430,126
		$11,688,201
Senior Living / Life Care — 0.5%
$1,000	Allen County Lima, (Convalescent Home Foundation), (GNMA), 6.40%, 1/1/21	$1,002,200
40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	40,093
		$1,042,293
Special Tax Revenue — 2.4%
$750	Cleveland-Cuyahoga County Port Authority, 5.125%, 5/15/25	$759,045
2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	2,111,820
1,415	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,614,232
		$4,485,097
Transportation — 2.1%
$3,990	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	$4,064,932
		$4,064,932
Water and Sewer — 1.1%
$2,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	$2,080,760
		$2,080,760
Total Tax-Eaxempt Investments — 97.5% (identified cost $172,881,399)		$185,338,409
Other Assets, Less Liabilities — 2.5%		$4,718,280
Net Assets — 100.0%		$190,056,689

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 52.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 18.1% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $20,864,145 or 11.0% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  When-issued security.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%
Principal Amount (000's omitted)	Security	Value
Education — 6.8%
$500	Rhode Island HEFA, (Brown University), 4.75%, 9/1/33	$503,555
2,105	Rhode Island HEFA, (Brown University), 4.75%, 9/1/37	2,117,335
400	Rhode Island HEFA, (Higher Education Facility-Brown University), 5.00%, 9/1/23	416,960
500	Rhode Island HEFA, (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	513,155
		$3,551,005
Electric Utilities — 1.8%
$900	Puerto Rico Electric Power Authority, Variable Rate, 6.897%, 7/1/29(1)(2)	$965,556
		$965,556
Escrowed / Prerefunded — 2.2%
$1,000	Rhode Island HEFA, (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,144,180
		$1,144,180
General Obligations — 0.3%
$225	Puerto Rico, 0.00%, 7/1/16	$143,449
		$143,449
Hospital — 2.4%
$500	Rhode Island HEFA, (Newport Hospital), 5.30%, 7/1/29	$504,310
725	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	725,167
		$1,229,477
Housing — 1.7%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$902,709
		$902,709
Industrial Development Revenue — 1.9%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16(3)	$1,000,000
		$1,000,000

Principal Amount (000's omitted)	Security	Value
Insured-Education — 17.3%
$2,145	Rhode Island HEFA, (Bryant College), (AMBAC), 5.00%, 12/1/31	$2,200,684
1,000	Rhode Island HEFA, (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,044,020
900	Rhode Island HEFA, (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	937,107
1,575	Rhode Island HEFA, (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,613,997
1,000	Rhode Island HEFA, (Providence College), (XLCA), 5.00%, 11/1/24	1,032,760
1,600	Rhode Island HEFA, (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,650,928
500	Rhode Island HEFA, (Roger Williams College), (AMBAC), 5.00%, 11/15/24	520,140
		$8,999,636
Insured-Electric Utilities — 2.7%
$975	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$611,851
300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.915%, 7/1/16(1)(4)	404,121
335	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.11%, 7/1/29(1)(4)	393,250
		$1,409,222
Insured-Escrowed / Prerefunded — 11.8%
$1,000	North Kingstown, Prerefunded to 10/1/09, (FGIC), 5.875%, 10/1/25(5)	$1,081,470
420	Puerto Rico Infrastructure Financing Authority, Prerefunded to 1/1/08, (AMBAC), Variable Rate, 8.076%, 7/1/28(1)(4)	460,076
230	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (FSA), 5.75%, 8/1/21	270,418
500	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/09	533,505
1,000	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/12	1,111,110
1,000	Rhode Island HEFA, (Rhode Island College), Prerefunded to 9/15/10, (AMBAC), 5.625%, 9/15/30	1,088,380
500	Rhode Island HEFA, (University of Rhode Island), Prerefunded to 9/15/09, (MBIA), 5.50%, 9/15/19	534,265
1,000	Rhode Island HEFA, (University of Rhode Island), Prerefunded to 9/15/10, (AMBAC), 5.70%, 9/15/30	1,091,440
		$6,170,664

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 7.0%
$600	North Kingstown, (FGIC), 5.00%, 10/1/25	$629,844
1,000	Providence, (FGIC), 5.00%, 1/15/26	1,034,800
500	Puerto Rico, (FSA), Variable Rate, 9.28%, 7/1/27(1)(4)	576,300
575	Warwick, (AMBAC), 5.00%, 7/15/21	603,888
750	Woonsocket, (AMBAC), 5.00%, 3/1/35	776,430
		$3,621,262
Insured-Hospital — 5.8%
$1,900	Rhode Island HEFA, (Lifespan), (MBIA), 5.25%, 5/15/26	$1,963,764
1,000	Rhode Island HEFA, (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	1,033,910
		$2,997,674
Insured-Housing — 2.9%
$455	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	$461,352
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,028,560
		$1,489,912
Insured-Lease Revenue / Certificates of Participation — 4.9%
$680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	$706,724
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	1,037,790
800	Rhode Island HEFA, (Higher Education Facilities), (MBIA), 5.00%, 9/15/23	829,952
		$2,574,466
Insured-Solid Waste — 1.5%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$766,718
		$766,718
Insured-Special Tax Revenue — 10.9%
$670	Convention Center Authority of Puerto Rico, (CIFG), Variable Rate, 6.93%, 7/1/36(1)(4)	$622,778
2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15(6)	2,464,933
315	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	110,883

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	$366,259
2,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	410,592
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	640,040
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,042,570
		$5,658,055
Insured-Transportation — 5.2%
$500	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.314%, 7/1/41(1)(4)	$659,345
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,019,030
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	1,026,100
		$2,704,475
Insured-Water and Sewer — 3.7%
$1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/27	$1,041,960
500	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/30	519,820
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	378,861
		$1,940,641
Nursing Home — 5.5%
$500	Rhode Island HEFA, (Roger Williams Realty), 6.50%, 8/1/29	$546,470
1,275	Rhode Island HEFA, (Steere House), 5.80%, 7/1/20	1,291,983
1,000	Rhode Island HEFA, (Tockwotton Home), 6.25%, 8/15/22	1,014,170
		$2,852,623
Other Revenue — 1.7%
$250	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$274,608
515	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.028%, 10/1/32(1)(4)	628,784
		$903,392

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 1.0%
$500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	$541,675
		$541,675
Total Tax-Exempt Investments — 99.0% (identified cost $48,951,177)		$51,566,791
Other Assets, Less Liabilities — 1.0%		$494,848
Net Assets — 100.0%		$52,061,639

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 74.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 28.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $4,710,210 or 9.0% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  When-issued security.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%
Principal Amount (000's omitted)	Security	Value
Education — 2.6%
$750	Sheperd College Board of Governors, 5.125%, 12/1/33	$771,255
		$771,255
Electric Utilities — 1.8%
$500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	$510,570
		$510,570
Escrowed / Prerefunded — 12.9%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	$1,544,225
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,222,529
		$3,766,754
Insured-Education — 13.0%
$750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	$772,012
500	Shepherd University Board of Governors, (Residence Facilities), (MBIA), 5.00%, 6/1/35	514,980
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	465,738
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	520,220
1,000	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/34(1)	1,034,980
500	West Virginia University, (FGIC), 4.75%, 10/1/35	503,650
		$3,811,580
Insured-Electric Utilities — 7.3%
$250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	$259,012
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	1,046,410
600	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 7.81%, 7/1/33(2)(3)	622,458
150	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.915%, 7/1/16(2)(3)	202,060
		$2,129,940

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 5.2%
$500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), Prerefunded to 4/1/08, 5.25%, 4/1/28	$524,550
910	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.076%, 7/1/28(2)(3)	996,832
		$1,521,382
Insured-General Obligations — 12.1%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$1,034,270
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	261,130
190	Puerto Rico, (FSA), 5.125%, 7/1/30	199,652
300	Puerto Rico, (FSA), Variable Rate, 9.28%, 7/1/27(2)(3)	345,780
500	West Virginia School Building Authority, (AMBAC), 5.60%, 7/1/17	521,180
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	917,779
250	West Virginia, (FGIC), 5.75%, 11/1/21	257,935
		$3,537,726
Insured-Hospital — 6.0%
$500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	$527,385
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,233,276
		$1,760,661
Insured-Lease Revenue / Certificates of Participation — 3.5%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$518,085
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	514,220
		$1,032,305
Insured-Special Tax Revenue — 4.1%
$500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$167,445
6,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	1,014,593
		$1,182,038

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 2.1%
$250	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.314%, 7/1/41(2)(3)	$329,673
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	275,863
		$605,536
Insured-Water and Sewer — 22.0%
$250	Berkeley Public Service District Sewer, (MBIA), 5.75%, 10/1/25	$257,755
500	Crab Orchard - MacArthur Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	514,640
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	515,755
1,000	Parkersburg Waterworks and Sewer, (FSA), 5.80%, 9/1/19	1,029,290
500	West Virginia Water Development Authority, (Loan Program II), (FGIC), 4.50%, 11/1/31	488,830
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	782,438
500	West Virginia Water Development, (Loan Program II), (AMBAC), 5.00%, 11/1/33	518,160
500	West Virginia Water Development, (Loan Program II), (FGIC), 5.00%, 11/1/33	519,860
500	West Virginia Water Development, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	530,800
500	West Virginia Water Development, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	504,005
750	West Virginia Water Development, (Loan Program IV), (FSA), 5.00%, 11/1/44	774,540
		$6,436,073
Lease Revenue / Certificates of Participation — 1.4%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$410,256
		$410,256
Transportation — 4.5%
$1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	$1,011,930
300	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	305,307
		$1,317,237
Total Tax-Exempt Investments — 98.5% (identified cost $27,475,857)		$28,793,313
Other Assets, Less Liabilities — 1.5%		$430,919
Net Assets — 100.0%		$29,224,232

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 76.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 23.9% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $2,496,803 or 8.5% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of March 31, 2006

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Assets
Investments —
Identified cost	$202,184,132	$228,499,488	$246,857,538	$18,123,514
Unrealized appreciation	23,781,422	19,932,755	14,508,958	847,941
Investments, at value	$225,965,554	$248,432,243	$261,366,496	$18,971,455
Cash	$2,035,829	$778,079	$1,040,348	$24,509
Receivable for investments sold	—	3,722,642	2,967,825	75,126
Receivable for Fund shares sold	155,618	560,850	542,228	6,266
Interest receivable	3,050,831	4,256,750	2,861,653	231,975
Receivable for daily variation margin on open financial futures contracts	18,375	19,375	20,312	1,439
Total assets	$231,226,207	$257,769,939	$268,798,862	$19,310,770
Liabilities
Payable for investments purchased	$—	$—	$11,484,757	$—
Payable for Fund shares redeemed	242,508	562,793	744,347	32,540
Dividends payable	395,455	441,193	517,153	34,563
Payable for when-issued securities	—	8,592,547	8,316,485	—
Payable to affiliate for investment advisory fees	90,234	90,598	83,521	2,539
Payable to affiliate for distribution and service fees	144,815	149,737	140,354	12,424
Accrued expenses	65,852	69,214	67,110	21,923
Total liabilities	$938,864	$9,906,082	$21,353,727	$103,989
Net Assets	$230,287,343	$247,863,857	$247,445,135	$19,206,781
Sources of Net Assets
Paid-in capital	$205,148,017	$232,382,433	$234,843,158	$18,458,994
Accumulated net realized loss (computed on the basis of identified cost)	(897,426)	(7,766,341)	(4,177,646)	(189,261)
Accumulated undistributed (distributions in excess of) net investment income	135,672	1,079,997	(133,604)	(32,956)
Net unrealized appreciation (computed on the basis of identified cost)	25,901,080	22,167,768	16,913,227	970,004
Total	$230,287,343	$247,863,857	$247,445,135	$19,206,781
Class A Shares
Net Assets	$223,873,264	$207,248,203	$181,996,617	$14,507,042
Shares Outstanding	20,429,485	19,375,716	18,813,664	1,511,450
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.96	$10.70	$9.67	$9.60
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.51	$11.23	$10.15	$10.08
Class B Shares
Net Assets	$3,709,795	$40,575,702	$52,186,708	$4,699,739
Shares Outstanding	365,736	3,701,785	5,394,402	478,807
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.14	$10.96	$9.67	$9.82
Class C Shares
Net Assets	$2,704,284	$39,952	$—	$—
Shares Outstanding	266,650	3,646	—	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.14	$10.96	$—	$—
Class I Shares
Net Assets	$—	$—	$13,261,810	$—
Shares Outstanding	—	—	1,371,132	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$—	$—	$9.67	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of March 31, 2006

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Assets
Investments —
Identified cost	$350,266,677	$172,881,399	$48,951,177	$27,475,857
Unrealized appreciation	23,721,944	12,457,010	2,615,614	1,317,456
Investments, at value	$373,988,621	$185,338,409	$51,566,791	$28,793,313
Cash	$1,353,517	$4,120,150	$911,683	$605,436
Receivable for investments sold	—	1,023,833	135,000	—
Receivable for Fund shares sold	1,988,070	457,145	8,741	2,853
Interest receivable	5,418,235	2,683,114	662,490	410,570
Receivable for daily variation margin on open financial futures contracts	28,000	5,000	4,290	2,457
Total assets	$382,776,443	$193,627,651	$53,288,995	$29,814,629
Liabilities
Payable for investments purchased	$1,096,343	$—	$—	$492,622
Payable for Fund shares redeemed	619,309	131,992	56,374	6,554
Dividends payable	520,206	314,590	88,153	40,644
Payable for when-issued securities	—	2,889,054	1,000,000	—
Payable to affiliate for investment advisory fees	142,694	66,488	12,499	4,983
Payable to affiliate for distribution and service fees	191,327	112,912	38,924	19,456
Accrued expenses	87,555	55,926	31,406	26,138
Total liabilities	$2,657,434	$3,570,962	$1,227,356	$590,397
Net Assets	$380,119,009	$190,056,689	$52,061,639	$29,224,232
Sources of Net Assets
Paid-in capital	$351,068,686	$186,187,002	$49,832,875	$28,588,300
Accumulated net realized gain (loss) (computed on the basis of identified cost)	2,261,984	(9,225,430)	(759,048)	(919,640)
Accumulated undistributed (distributions in excess of) net investment income	(387,799)	21,288	(71,667)	(20,805)
Net unrealized appreciation (computed on the basis of identified cost)	27,176,138	13,073,829	3,059,479	1,576,377
Total	$380,119,009	$190,056,689	$52,061,639	$29,224,232
Class A Shares
Net Assets	$362,904,140	$155,891,135	$31,372,673	$21,593,924
Shares Outstanding	34,357,966	16,767,669	3,212,225	2,216,075
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.56	$9.30	$9.77	$9.74
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.09	$9.76	$10.26	$10.23
Class B Shares
Net Assets	$7,906,003	$32,983,808	$20,639,151	$7,630,308
Shares Outstanding	747,345	3,549,996	2,065,596	768,326
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.58	$9.29	$9.99	$9.93
Class C Shares
Net Assets	$9,308,866	$1,181,746	$49,815	$—
Shares Outstanding	881,105	127,253	4,985	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.56	$9.29	$9.99	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2006

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Investment Income
Interest	$6,158,803	$6,603,428	$5,951,514	$474,260
Total investment income	$6,158,803	$6,603,428	$5,951,514	$474,260
Expenses
Investment adviser fee	$526,125	$518,609	$470,342	$13,963
Trustees' fees and expenses	7,075	7,075	7,075	88
Distribution and service fees
Class A	277,654	202,238	158,377	13,392
Class B	18,607	196,487	254,722	23,781
Class C	10,554	20	—	—
Legal and accounting services	27,264	27,160	31,516	17,451
Printing and postage	6,165	7,840	6,207	855
Custodian fee	65,053	67,642	73,192	13,358
Transfer and dividend disbursing agent fees	41,786	53,728	49,650	5,279
Registration fees	700	708	2,110	934
Miscellaneous	27,158	32,066	14,757	4,949
Total expenses	$1,008,141	$1,113,573	$1,067,948	$94,050
Deduct —
Reduction of custodian fee	$6,322	$9,633	$16,332	$3,404
Total expense reductions	$6,322	$9,633	$16,332	$3,404
Net expenses	$1,001,819	$1,103,940	$1,051,616	$90,646
Net investment income	$5,156,984	$5,499,488	$4,899,898	$383,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$597,336	$1,295,710	$333,588	$(9,238)
Financial futures contracts	2,562,504	2,018,568	1,665,200	182,276
Net realized gain	$3,159,840	$3,314,278	$1,998,788	$173,038
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(2,325,187)	$(2,564,568)	$(3,172,540)	$(225,289)
Financial futures contracts	394,907	416,398	1,078,582	18,483
Net change in unrealized appreciation (depreciation)	$(1,930,280)	$(2,148,170)	$(2,093,958)	$(206,806)
Net realized and unrealized gain (loss)	$1,229,560	$1,166,108	$(95,170)	$(33,768)
Net increase in net assets from operations	$6,386,544	$6,665,596	$4,804,728	$349,846

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2006

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Investment Income
Interest	$9,779,582	$4,852,329	$1,328,437	$732,741
Total investment income	$9,779,582	$4,852,329	$1,328,437	$732,741
Expenses
Investment adviser fee	$798,167	$369,415	$72,631	$29,027
Trustees' fees and expenses	9,185	6,020	3,559	879
Distribution and service fees
Class A	352,641	145,584	30,253	21,447
Class B	32,697	159,036	102,321	37,392
Class C	30,825	901	15	—
Legal and accounting services	29,394	21,236	20,064	16,461
Printing and postage	14,776	7,406	2,154	1,198
Custodian fee	96,624	57,743	20,891	15,535
Transfer and dividend disbursing agent fees	80,030	47,018	12,646	8,388
Registration fees	—	—	—	300
Miscellaneous	50,275	12,597	8,729	5,647
Total expenses	$1,494,614	$826,956	$273,263	$136,274
Deduct —
Reduction of custodian fee	$11,076	$23,863	$8,478	$4,453
Total expense reductions	$11,076	$23,863	$8,478	$4,453
Net expenses	$1,483,538	$803,093	$264,785	$131,821
Net investment income	$8,296,044	$4,049,236	$1,063,652	$600,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$1,071,688	$(84,716)	$210,100	$7,140
Financial futures contracts	2,476,009	560,821	500,935	259,208
Net realized gain	$3,547,697	$476,105	$711,035	$266,348
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(5,694,892)	$(1,111,287)	$(787,059)	$(388,180)
Financial futures contracts	1,433,594	118,877	133,125	90,604
Net change in unrealized appreciation (depreciation)	$(4,261,298)	$(992,410)	$(653,934)	$(297,576)
Net realized and unrealized gain (loss)	$(713,601)	$(516,305)	$57,101	$(31,228)
Net increase in net assets from operations	$7,582,443	$3,532,931	$1,120,753	$569,692

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2006
Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations —
Net investment income	$5,156,984	$5,499,488	$4,899,898	$383,614
Net realized gain from investment transactions and financial futures contracts	3,159,840	3,314,278	1,998,788	173,038
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,930,280)	(2,148,170)	(2,093,958)	(206,806)
Net increase in net assets from operations	$6,386,544	$6,665,596	$4,804,728	$349,846
Distributions to shareholders —
From net investment income
Class A	$(5,046,273)	$(4,635,637)	$(3,545,738)	$(289,295)
Class B	(70,416)	(791,544)	(1,003,157)	(89,747)
Class C	(39,779)	(68)	—	—
Class I	—	—	(297,675)	—
Total distributions to shareholders	$(5,156,468)	$(5,427,249)	$(4,846,570)	$(379,042)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,645,928	$26,879,382	$33,003,431	$2,536,384
Class B	418,725	1,721,289	1,450,062	53,883
Class C	1,400,070	39,995	—	—
Class I	—	—	1,768,606	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,769,255	2,472,078	1,851,064	118,064
Class B	35,992	361,956	459,756	45,937
Class C	30,995	—	—	—
Class I	—	—	52,343	—
Cost of shares redeemed
Class A	(13,329,869)	(21,562,649)	(11,248,107)	(1,210,172)
Class B	(358,382)	(1,661,433)	(2,364,955)	(500,460)
Class C	(463,059)	—	—	—
Class I	—	—	(275,589)	—
Net asset value of shares exchanged
Class A	62,082	2,125,462	2,089,907	182,856
Class B	(62,082)	(2,125,462)	(2,089,907)	(182,856)
Net increase in net assets from Fund share transactions	$149,655	$8,250,618	$24,696,611	$1,043,636
Net increase in net assets	$1,379,731	$9,488,965	$24,654,769	$1,014,440
Net Assets
At beginning of period	$228,907,612	$238,374,892	$222,790,366	$18,192,341
At end of period	$230,287,343	$247,863,857	$247,445,135	$19,206,781
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$135,672	$1,079,997	$(133,604)	$(32,956)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2006

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations —
Net investment income	$8,296,044	$4,049,236	$1,063,652	$600,920
Net realized gain from investment transactions and financial futures contracts	3,547,697	476,105	711,035	266,348
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(4,261,298)	(992,410)	(653,934)	(297,576)
Net increase in net assets from operations	$7,582,443	$3,532,931	$1,120,753	$569,692
Distributions to shareholders —
From net investment income
Class A	$(7,965,252)	$(3,395,569)	$(679,024)	$(446,905)
Class B	(129,803)	(657,232)	(402,573)	(134,470)
Class C	(121,647)	(3,163)	(46)	—
From net realized gain
Class A	(4,001,915)	—	—	—
Class B	(80,541)	—	—	—
Class C	(70,625)	—	—	—
Total distributions to shareholders	$(12,369,783)	$(4,055,964)	$(1,081,643)	$(581,375)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$28,560,039	$20,340,103	$1,625,728	$1,246,760
Class B	2,130,364	1,727,174	458,855	64,998
Class C	4,977,521	1,186,674	50,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,254,528	1,904,161	324,857	264,125
Class B	130,888	328,852	249,468	79,176
Class C	125,094	3,001	46	—
Cost of shares redeemed
Class A	(26,984,913)	(7,341,566)	(1,502,412)	(1,449,372)
Class B	(406,437)	(2,180,054)	(1,722,539)	(505,190)
Class C	(423,728)	(10)	—	—
Net asset value of shares exchanged
Class A	51,348	1,047,164	1,154,568	288,843
Class B	(51,348)	(1,047,164)	(1,154,568)	(288,843)
Net increase (decrease) in net assets from Fund share transactions	$16,363,356	$15,968,335	$(515,997)	$(299,503)
Net increase (decrease) in net assets	$11,576,016	$15,445,302	$(476,887)	$(311,186)
Net Assets
At beginning of period	$368,542,993	$174,611,387	$52,538,526	$29,535,418
At end of period	$380,119,009	$190,056,689	$52,061,639	$29,224,232
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(387,799)	$21,288	$(71,667)	$(20,805)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations —
Net investment income	$10,785,276	$11,083,078	$9,652,194	$756,083
Net realized loss from investment transactions and financial futures contracts	(19,324)	(2,466,798)	(2,787,845)	(157,186)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	694,109	4,070,186	3,175,537	(23,413)
Net increase in net assets from operations	$11,460,061	$12,686,466	$10,039,886	$575,484
Distributions to shareholders —
From net investment income
Class A	$(10,578,683)	$(9,323,084)	$(7,092,033)	$(554,883)
Class B	(119,949)	(1,884,187)	(2,260,423)	(220,732)
Class C	(28,198)	—	—	—
Class I	—	—	(439,196)	—
Total distributions to shareholders	$(10,726,830)	$(11,207,271)	$(9,791,652)	$(775,615)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,130,731	$27,715,410	$22,406,898	$2,363,500
Class B	2,869,868	3,469,405	3,746,212	318,576
Class C	1,615,588	—	—	—
Class I	—	—	3,391,032	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,759,743	4,849,574	3,591,350	229,465
Class B	61,671	937,898	1,297,482	109,876
Class C	22,652	—	—	—
Class I	—	—	55,531	—
Cost of shares redeemed
Class A	(29,983,326)	(34,762,082)	(17,234,983)	(1,316,717)
Class B	(1,259,565)	(9,855,660)	(5,110,117)	(704,306)
Class C	(760)	—	—	—
Class I	—	—	(44,109)	—
Net asset value of shares exchanged
Class A	—	3,944,727	4,360,846	386,398
Class B	—	(3,944,727)	(4,360,846)	(386,398)
Net increase (decrease) in net assets from Fund share transactions	$(1,783,398)	$(7,645,455)	$12,099,296	$1,000,394
Net increase (decrease) in net assets	$(1,050,167)	$(6,166,260)	$12,347,530	$800,263
Net Assets
At beginning of year	$229,957,779	$244,541,152	$210,442,836	$17,392,078
At end of year	$228,907,612	$238,374,892	$222,790,366	$18,192,341
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$135,156	$1,007,758	$(186,932)	$(37,528)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2005

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations —
Net investment income	$16,479,930	$7,987,057	$2,155,138	$1,179,085
Net realized gain (loss) from investment transactions and financial futures contracts	1,445,803	(1,237,105)	(756,560)	(389,632)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(4,561,135)	3,666,707	684,987	216,871
Net increase in net assets from operations	$13,364,598	$10,416,659	$2,083,565	$1,006,324
Distributions to shareholders —
From net investment income
Class A	$(16,534,143)	$(6,517,472)	$(1,255,625)	$(870,739)
Class B	(176,274)	(1,503,467)	(928,103)	(318,660)
Class C	(91,771)	—	—	—
Total distributions to shareholders	$(16,802,188)	$(8,020,939)	$(2,183,728)	$(1,189,399)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$55,144,562	$20,029,849	$5,125,088	$3,716,521
Class B	3,497,638	2,820,248	1,193,077	696,873
Class C	3,984,831	—	—	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,748,841	3,579,144	579,640	521,981
Class B	96,294	782,392	608,924	192,160
Class C	45,751	—	—	—
Cost of shares redeemed
Class A	(40,213,562)	(13,940,212)	(3,873,942)	(1,996,344)
Class B	(175,720)	(3,812,569)	(2,635,480)	(632,568)
Class C	(224,019)	—	—	—
Net asset value of shares exchanged
Class A	155,989	2,628,208	1,420,194	467,908
Class B	(155,989)	(2,628,208)	(1,420,194)	(467,908)
Net increase in net assets from Fund share transactions	$32,904,616	$9,458,852	$997,307	$2,498,623
Net increase in net assets	$29,467,026	$11,854,572	$897,144	$2,315,548
Net Assets
At beginning of year	$339,075,967	$162,756,815	$51,641,382	$27,219,870
At end of year	$368,542,993	$174,611,387	$52,538,526	$29,535,418
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(467,141)	$28,016	$(53,676)	$(40,350)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class A
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.900		$10.860	$10.920	$11.250	$10.880	$10.270
Income (loss) from operations
Net investment income	$0.247		$0.515	$0.548	$0.542	$0.548	$0.533
Net realized and unrealized gain (loss)	0.060		0.037	(0.078)	(0.342)	0.352	0.619
Total income from operations	$0.307		$0.552	$0.470	$0.200	$0.900	$1.152
Less distributions
From net investment income	$(0.247)		$(0.512)	$(0.530)	$(0.530)	$(0.530)	$(0.542)
Total distributions	$(0.247)		$(0.512)	$(0.530)	$(0.530)	$(0.530)	$(0.542)
Net asset value — End of period	$10.960		$10.900	$10.860	$10.920	$11.250	$10.880
Total Return(3)	2.85%		5.18%	4.42%	1.89%	8.61%	11.46%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$223,873		$223,528	$227,878	$34,753	$24,863	$21,089
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.87	%(5)	0.88%	0.90%	0.88%	0.91%	0.94%
Expenses after custodian fee reduction(4)	0.86	%(5)	0.87%	0.90%	0.87%	0.91%	0.91%
Net investment income	4.54	%(5)	4.71%	5.09%	4.97%	5.09%	5.00%
Portfolio Turnover of the Portfolio(6)	—		—	18%	21%	3%	26%
Portfolio Turnover of the Fund	16%		23%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.05% to 5.09%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class B
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.090		$10.060		$10.110	$10.400	$10.050	$9.490
Income (loss) from operations
Net investment income	$0.191		$0.399		$0.483	$0.481	$0.474	$0.450
Net realized and unrealized gain (loss)	0.049		0.030		(0.083)	(0.317)	0.327	0.572
Total income from operations	$0.240		$0.429		$0.400	$0.164	$0.801	$1.022
Less distributions
From net investment income	$(0.190)		$(0.399)		$(0.455)	$(0.459)	$(0.455)	$(0.467)
Total distributions	$(0.190)		$(0.399)		$(0.455)	$(0.459)	$(0.455)	$(0.467)
Contingent deferred sales charges	$—		$—		$0.005	$0.005	$0.004	$0.005
Net asset value — End of period	$10.140		$10.090		$10.060	$10.110	$10.400	$10.050
Total Return(3)	2.41%		4.50	%(4)	4.14%	1.73%	8.30%	11.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,710		$3,655		$1,983	$212,145	$233,973	$226,303
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.62	%(6)	1.63%		1.10%	1.09%	1.24%	1.26%
Expenses after custodian fee reduction(5)	1.61	%(6)	1.62%		1.10%	1.08%	1.24%	1.23%
Net investment income	3.79	%(6)	3.94%		4.75%	4.79%	4.77%	4.58%
Portfolio Turnover of the Portfolio(7)	—		—		18%	21%	3%	26%
Portfolio Turnover of the Fund	16%		23%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.73% to 4.77%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class C
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)		2004(1)(2)
Net asset value — Beginning of period	$10.090		$10.060		$10.000
Income (loss) from operations
Net investment income	$0.189		$0.384		$0.033
Net realized and unrealized gain	0.051		0.045		0.062
Total income from operations	$0.240		$0.429		$0.095
Less distributions
From net investment income	$(0.190)		$(0.399)		$(0.035)
Total distributions	$(0.190)		$(0.399)		$(0.035)
Net asset value — End of period	$10.140		$10.090		$10.060
Total Return(3)	2.41%		4.42	%(4)	0.86%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,704		$1,725		$96
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.62	%(6)	1.63%		1.65	%(6)
Expenses after custodian fee reduction(5)	1.61	%(6)	1.62%		1.65	%(6)
Net investment income	3.76	%(6)	3.78%		4.24	%(6)
Portfolio Turnover of the Portfolio(7)	—		—		18%
Portfolio Turnover of the Fund	16%		23%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 31, 2004 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class A
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.640		$10.580	$10.680	$10.940	$10.630	$10.010
Income (loss) from operations
Net investment income	$0.247		$0.506	$0.536	$0.548	$0.572	$0.561
Net realized and unrealized gain (loss)	0.056		0.065	(0.098)	(0.259)	0.287	0.593
Total income from operations	$0.303		$0.571	$0.438	$0.289	$0.859	$1.154
Less distributions
From net investment income	$(0.243)		$(0.511)	$(0.538)	$(0.549)	$(0.549)	$(0.534)
Total distributions	$(0.243)		$(0.511)	$(0.538)	$(0.549)	$(0.549)	$(0.534)
Net asset value — End of period	$10.700		$10.640	$10.580	$10.680	$10.940	$10.630
Total Return(3)	2.88%		5.50%	4.18%	2.76%	8.38%	11.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$207,248		$196,300	$193,379	$25,996	$21,866	$14,759
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.79	%(5)	0.82%	0.82%	0.79%	0.86%	0.85%
Expenses after custodian fee reduction(4)	0.78	%(5)	0.81%	0.82%	0.78%	0.82%	0.79%
Net investment income	4.64	%(5)	4.75%	5.09%	5.12%	5.40%	5.38%
Portfolio Turnover of the Portfolio(6)	—		—	9%	23%	19%	11%
Portfolio Turnover of the Fund	19%		16%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.39% to 5.40%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of Portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class B
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.910		$10.840		$10.950	$11.220	$10.900	$10.270
Income (loss) from operations
Net investment income	$0.212		$0.437		$0.469	$0.482	$0.507	$0.495
Net realized and unrealized gain (loss)	0.046		0.075		(0.110)	(0.272)	0.293	0.603
Total income from operations	$0.258		$0.512		$0.359	$0.210	$0.800	$1.098
Less distributions
From net investment income	$(0.208)		$(0.442)		$(0.469)	$(0.480)	$(0.480)	$(0.468)
Total distributions	$(0.208)		$(0.442)		$(0.469)	$(0.480)	$(0.480)	$(0.468)
Net asset value — End of period	$10.960		$10.910		$10.840	$10.950	$11.220	$10.900
Total Return(3)	2.39%		4.98	%(4)	3.34%	1.93%	7.56%	10.93%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40,576		$42,074		$51,162	$236,914	$254,603	$257,813
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.54	%(6)	1.57%		1.57%	1.54%	1.61%	1.60%
Expenses after custodian fee reduction(5)	1.53	%(6)	1.56%		1.57%	1.53%	1.57%	1.54%
Net investment income	3.89	%(6)	4.01%		4.26%	4.39%	4.67%	4.64%
Portfolio Turnover of the Portfolio(7)	—		—		9%	23%	19%	11%
Portfolio Turnover of the Fund	19%		16%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.66% to 4.67%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class C
	Period Ended March 31, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.970
Income (loss) from operations
Net investment income	$0.016
Net realized and unrealized loss	(0.007	)(3)
Total income from operations	$0.009
Less distributions
From net investment income	$(0.019)
Total distributions	$(0.019)
Net asset value — End of period	$10.960
Total Return(4)	0.08%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40
Ratios (As a percentage of average daily net assets):
Expenses	1.54	%(5)
Expenses after custodian fee reduction	1.53	%(5)
Net investment income	2.79	%(5)
Portfolio Turnover of the Fund(6)	19%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 13, 2006 to March 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Annualized.

(6)  For the six months ended March 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.670		$9.660	$9.680	$9.850	$9.550	$9.020
Income (loss) from operations
Net investment income	$0.217		$0.449	$0.484	$0.492	$0.496	$0.484
Net realized and unrealized gain (loss)	(0.002)		0.017	(0.020)	(0.180)	0.285	0.531
Total income from operations	$0.215		$0.466	$0.464	$0.312	$0.781	$1.015
Less distributions
From net investment income	$(0.215)		$(0.456)	$(0.484)	$(0.482)	$(0.481)	$(0.485)
Total distributions	$(0.215)		$(0.456)	$(0.484)	$(0.482)	$(0.481)	$(0.485)
Net asset value — End of period	$9.670		$9.670	$9.660	$9.680	$9.850	$9.550
Total Return(3)	2.26%		4.90%	4.92%	3.29%	8.48%	11.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$181,997		$156,382	$143,086	$41,413	$38,857	$26,819
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.78	%(5)	0.79%†	0.81%	0.81%	0.82%	0.84%
Expenses after custodian fee reduction(4)	0.77	%(5)	0.78%†	0.81%	0.80%	0.80%	0.80%
Net investment income	4.52	%(5)	4.62%†	5.05%	5.09%	5.21%	5.10%
Portfolio Turnover of the Portfolio(6)	—		—	27%	16%	10%	8%
Portfolio Turnover of the Fund	13%		15%	—	—	—	—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.17% to 5.21%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class B
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(1)(2)
Net asset value — Beginning of period	$9.670	(2)	$9.650		$9.680	$9.860	$9.560	$9.020
Income (loss) from operations
Net investment income	$0.182		$0.378		$0.414	$0.421	$0.427	$0.414
Net realized and unrealized gain (loss)	(0.002)		0.026		(0.031)	(0.188)	0.283	0.538
Total income from operations	$0.180		$0.404		$0.383	$0.233	$0.710	$0.952
Less distributions
From net investment income	$(0.180	)(2)	$(0.384)		$(0.413)	$(0.413)	$(0.410)	$(0.412)
Total distributions	$(0.180)		$(0.384)		$(0.413)	$(0.413)	$(0.410)	$(0.412)
Net asset value — End of period	$9.670		$9.670		$9.650	$9.680	$9.860	$9.560
Total Return(4)	1.87%		4.39	%(5)	4.07%	2.43%	7.61%	10.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$52,187		$54,708		$59,036	$160,416	$169,602	$163,028
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.53	%(7)	1.54	%†	1.56%	1.56%	1.57%	1.59%
Expenses after custodian fee reduction(6)	1.52	%(7)	1.53	%†	1.56%	1.55%	1.55%	1.55%
Net investment income	3.79	%(7)	3.88	%†	4.26%	4.35%	4.49%	4.41%
Portfolio Turnover of the Portfolio(8)	—		—		27%	16%	10%	8%
Portfolio Turnover of the Fund	13%		15%		—	—	—	—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.1146694-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.45% to 4.49%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(1)(2)
Net asset value — Beginning of period	$9.670	(2)	$9.650		$9.680	$9.840	$9.550	$9.010
Income (loss) from operations
Net investment income	$0.227		$0.468		$0.504	$0.512	$0.517	$0.501
Net realized and unrealized gain (loss)	(0.002)		0.027		(0.031)	(0.172)	0.272	0.539
Total income from operations	$0.225		$0.495		$0.473	$0.340	$0.789	$1.040
Less distributions
From net investment income	$(0.225	)(2)	$(0.475)		$(0.503)	$(0.500)	$(0.499)	$(0.500)
Total distributions	$(0.225)		$(0.475)		$(0.503)	$(0.500)	$(0.499)	$(0.500)
Net asset value — End of period	$9.670		$9.670		$9.650	$9.680	$9.840	$9.550
Total Return(4)	2.35%		5.43	%(5)	5.04%	3.51%	8.55%	11.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,262		$11,701		$8,321	$7,608	$8,880	$6,957
Ratios (As a percentage of average daily net assets):
Expenses(6)	0.58	%(7)	0.59	%†	0.61%	0.61%	0.62%	0.64%
Expenses after custodian fee reduction(6)	0.57	%(7)	0.58	%†	0.61%	0.60%	0.60%	0.60%
Net investment income	4.73	%(7)	4.81	%†	5.23%	5.29%	5.44%	5.36%
Portfolio Turnover of the Portfolio(8)	—		—		27%	16%	10%	8%
Portfolio Turnover of the Fund	13%		15%		—	—	—	—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.0330579-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.40% to 5.44%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.20% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund — Class A
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.610		$9.720	$9.840	$10.000	$9.750	$9.310
Income (loss) from operations
Net investment income	$0.209		$0.428	$0.455	$0.473	$0.471	$0.469
Net realized and unrealized gain (loss)	(0.012)		(0.099)	(0.116)	(0.163)	0.249	0.441
Total income from operations	$0.197		$0.329	$0.339	$0.310	$0.720	$0.910
Less distributions
From net investment income	$(0.207)		$(0.439)	$(0.459)	$(0.470)	$(0.470)	$(0.470)
Total distributions	$(0.207)		$(0.439)	$(0.459)	$(0.470)	$(0.470)	$(0.470)
Net asset value — End of period	$9.600		$9.610	$9.720	$9.840	$10.000	$9.750
Total Return(3)	2.07%		3.44%	3.54%	3.21%	7.64%	9.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,507		$12,901	$11,379	$2,727	$1,945	$2,131
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.82	%(5)	0.86%	0.84%	0.81%	0.90%	0.88%
Expenses after custodian fee reduction(4)	0.78	%(5)	0.84%	0.83%	0.79%	0.88%	0.83%
Net investment income	4.37	%(5)	4.41%	4.70%	4.81%	4.85%	4.88%
Portfolio Turnover of the Portfolio(6)	—		—	15%	11%	10%	11%
Portfolio Turnover of the Fund	7%		21%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase ratio of net investment income to average net assets from 4.75% to 4.85%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund — Class B
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.830		$9.940		$10.060	$10.220	$9.970	$9.530
Income (loss) from operations
Net investment income	$0.177		$0.365		$0.393	$0.409	$0.409	$0.407
Net realized and unrealized gain (loss)	(0.012)		(0.100)		(0.119)	(0.163)	0.247	0.444
Total income from operations	$0.165		$0.265		$0.274	$0.246	$0.656	$0.851
Less distributions
From net investment income	$(0.175)		$(0.375)		$(0.394)	$(0.406)	$(0.406)	$(0.411)
Total distributions	$(0.175)		$(0.375)		$(0.394)	$(0.406)	$(0.406)	$(0.411)
Net asset value — End of period	$9.820		$9.830		$9.940	$10.060	$10.220	$9.970
Total Return(3)	1.69%		2.86	%(4)	2.79%	2.47%	6.75%	9.13%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,700		$5,291		$6,013	$15,018	$15,202	$14,706
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.57	%(6)	1.61%		1.59%	1.56%	1.65%	1.63%
Expenses after custodian fee reduction(5)	1.53	%(6)	1.59%		1.58%	1.54%	1.63%	1.58%
Net investment income	3.62	%(6)	3.68%		3.93%	4.07%	4.11%	4.15%
Portfolio Turnover of the Portfolio(7)	—		—		15%	11%	10%	11%
Portfolio Turnover of the Fund	7%		21%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.01% to 4.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class A
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.700		$10.800	$10.920	$11.070	$10.610	$9.910
Income (loss) from operations
Net investment income	$0.241		$0.502	$0.542	$0.539	$0.543	$0.505
Net realized and unrealized gain (loss)	(0.019)		(0.090)	(0.049)	(0.165)	0.430	0.709
Total income from operations	$0.222		$0.412	$0.493	$0.374	$0.973	$1.214
Less distributions
From net investment income	$(0.239)		$(0.512)	$(0.587)	$(0.518)	$(0.513)	$(0.506)
From net realized gain	(0.123)		—	(0.026)	(0.006)	—	(0.008)
Total distributions	$(0.362)		$(0.512)	$(0.613)	$(0.524)	$(0.513)	$(0.514)
Net asset value — End of period	$10.560		$10.700	$10.800	$10.920	$11.070	$10.610
Total Return(3)	2.12%		3.88%	4.66%	3.54%	9.49%	12.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$362,904		$357,652	$335,153	$42,481	$29,817	$20,429
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.79	%(5)	0.80%	0.82%	0.80%	0.82%	0.85%
Expenses after custodian fee reduction(4)	0.78	%(5)	0.79%	0.82%	0.80%	0.82%	0.85%
Net investment income	4.56	%(5)	4.65%	5.07%	4.99%	5.11%	4.81%
Portfolio Turnover of the Portfolio(6)	—		—	26%	19%	7%	19%
Portfolio Turnover of the Fund	28%		45%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 5.09% to 5.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class B
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(1)(2)
Net asset value — Beginning of period	$10.700	(2)	$10.800		$10.910	$11.050	$10.590	$9.900
Income (loss) from operations
Net investment income	$0.201		$0.415		$0.533	$0.494	$0.464	$0.425
Net realized and unrealized gain (loss)	0.001	(4)	(0.083)		(0.084)	(0.169)	0.431	0.702
Total income from operations	$0.202		$0.332		$0.449	$0.325	$0.895	$1.127
Less distributions
From net investment income	$(0.199	)(2)	$(0.432)		$(0.540)	$(0.463)	$(0.435)	$(0.429)
From net realized gain	(0.123)		—		(0.024)	(0.006)	—	(0.007)
Total distributions	$(0.322)		$(0.432)		$(0.564)	$(0.469)	$(0.435)	$(0.437)
Contingent deferred sales charges	$—		$—		$0.005	$0.004	$—	$—
Net asset value — End of period	$10.580		$10.700		$10.800	$10.910	$11.050	$10.590
Total Return(5)	1.93%		3.27	%(6)	4.28%	3.08%	8.70%	11.64%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,906		$6,189		$2,984	$307,299	$320,497	$318,217
Ratios (As a percentage of average daily net assets):
Expenses(7)	1.54	%(8)	1.55%		0.93%	1.23%	1.57%	1.61%
Expenses after custodian fee reduction(7)	1.53	%(8)	1.54%		0.93%	1.23%	1.57%	1.61%
Net investment income	3.81	%(8)	3.84%		4.86%	4.58%	4.37%	4.09%
Portfolio Turnover of the Portfolio(9)	—		—		26%	19%	7%	19%
Portfolio Turnover of the Fund	28%		45%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.0812325-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.35% to 4.37%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Annualized.

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class C
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)(2)		2004(1)(2)	2003(1)(2)(3)
Net asset value — Beginning of period	$10.700	(2)	$10.800		$11.070	$11.020
Income (loss) from operations
Net investment income	$0.199		$0.408		$0.448	$0.002
Net realized and unrealized gain (loss)	(0.017)		(0.077)		(0.222)	0.049
Total income from operations	$0.182		$0.331		$0.226	$0.051
Less distributions
From net investment income	$(0.199	)(2)	$(0.431)		$(0.467)	$(0.001)
From net realized gain	(0.123)		—		(0.029)	—
Total distributions	$(0.322)		$(0.431)		$(0.496)	$(0.001)
Net asset value — End of period	$10.560		$10.700		$10.800	$11.070
Total Return(4)	1.75%		3.20	%(5)	1.99%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,309		$4,702		$940	$11
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.54	%(7)	1.54%		1.56%	1.89	%(7)
Expenses after custodian fee reduction(6)	1.53	%(7)	1.53%		1.56%	1.89	%(7)
Net investment income	3.76	%(7)	3.78%		4.17%	6.41	%(7)
Portfolio Turnover of the Portfolio(8)	—		—		26%	19%
Portfolio Turnover of the Fund	28%		45%		—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 0.9075630-for-1 reverse stock split effective on November 11, 2005.

(3)  Class C shares commenced operations on September 30, 2003.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class A
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.320		$9.180	$9.230	$9.290	$9.130	$8.920
Income (loss) from operations
Net investment income	$0.216		$0.464	$0.491	$0.499	$0.490	$0.506
Net realized and unrealized gain (loss)	(0.020)		0.142	(0.034)	(0.077)	0.148	0.229
Total income from operations	$0.196		$0.606	$0.457	$0.422	$0.638	$0.735
Less distributions
From net investment income	$(0.216)		$(0.466)	$(0.507)	$(0.482)	$(0.478)	$(0.515)
From net realized gain	—		—	—	—	—	(0.010)
Total distributions	$(0.216)		$(0.466)	$(0.507)	$(0.482)	$(0.478)	$(0.525)
Net asset value — End of period	$9.300		$9.320	$9.180	$9.230	$9.290	$9.130
Total Return(3)	2.13%		6.71%	5.07%	4.73%	7.23%	8.43%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$155,891		$140,355	$126,212	$15,612	$14,526	$12,153
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.78	%(5)	0.82%	0.85%	0.81%	0.84%	0.86%
Expenses after custodian fee reduction(4)	0.75	%(5)	0.81%	0.85%	0.80%	0.83%	0.85%
Net investment income	4.65	%(5)	4.97%	5.38%	5.46%	5.40%	5.50%
Portfolio Turnover of the Portfolio(6)	—		—	9%	15%	15%	22%
Portfolio Turnover of the Fund	13%		28%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class B
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(1)(2)
Net asset value — Beginning of period	$9.320	(2)	$9.180		$9.240	$9.290	$9.140	$8.930
Income (loss) from operations
Net investment income	$0.181		$0.394		$0.423	$0.433	$0.424	$0.437
Net realized and unrealized gain (loss)	(0.029)		0.143		(0.046)	(0.068)	0.136	0.226
Total income from operations	$0.152		$0.537		$0.377	$0.365	$0.560	$0.663
Less distributions
From net investment income	$(0.182	)(2)	$(0.397)		$(0.437)	$(0.415)	$(0.410)	$(0.444)
From net realized gain	—		—		—	—	—	(0.009)
Total distributions	$(0.182)		$(0.397)		$(0.437)	$(0.415)	$(0.410)	$(0.453)
Net asset value — End of period	$9.290		$9.320		$9.180	$9.240	$9.290	$9.140
Total Return(4)	1.65%		6.14	%(5)	4.14%	4.01%	6.30%	7.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$32,984		$34,257		$36,545	$157,077	$167,015	$169,811
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.53	%(7)	1.57%		1.60%	1.56%	1.59%	1.62%
Expenses after custodian fee reduction(6)	1.50	%(7)	1.56%		1.60%	1.55%	1.58%	1.61%
Net investment income	3.92	%(7)	4.23%		4.56%	4.73%	4.67%	4.81%
Portfolio Turnover of the Portfolio(8)	—		—		9%	15%	15%	22%
Portfolio Turnover of the Fund	13%		28%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.1287554-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class C
	Period Ended March 31, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$9.300
Income (loss) from operations
Net investment income	$0.046
Net realized and unrealized gain	0.000	(3)
Total income from operations	$0.046
Less distributions
From net investment income	$(0.056)
Total distributions	$(0.056)
Net asset value — End of period	$9.290
Total Return(4)	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,182
Ratios (As a percentage of average daily net assets):
Expenses	1.53	%(5)
Expenses after custodian fee reduction	1.50	%(5)
Net investment income	3.19	%(5)
Portfolio Turnover of the Fund	13	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 3, 2006 to March 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Annualized.

(6)  For the six months ended March 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class A
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$9.760		$9.780	$9.760	$10.010	$9.710	$9.120
Income (loss) from operations
Net investment income	$0.214		$0.441	$0.462	$0.472	$0.472	$0.474
Net realized and unrealized gain (loss)	0.014		(0.014)	0.028	(0.253)	0.297	0.582
Total income from operations	$0.228		$0.427	$0.490	$0.219	$0.769	$1.056
Less distributions
From net investment income	$(0.218)		$(0.447)	$(0.470)	$(0.469)	$(0.469)	$(0.466)
Total distributions	$(0.218)		$(0.447)	$(0.470)	$(0.469)	$(0.469)	$(0.466)
Net asset value — End of period	$9.770		$9.760	$9.780	$9.760	$10.010	$9.710
Total Return(3)	2.36%		4.44%	5.13%	2.29%	8.21%	11.80%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,373		$29,745	$26,558	$11,701	$10,169	$7,630
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.74	%(5)	0.77%	0.77%	0.74%	0.75%	0.74%
Expenses after custodian fee reduction(4)	0.71	%(5)	0.75%	0.77%	0.73%	0.72%	0.69%
Net investment income	4.42	%(5)	4.49%	4.74%	4.82%	4.89%	5.01%
Portfolio Turnover of the Portfolio(6)	—		—	16%	19%	13%	14%
Portfolio Turnover of the Fund	23%		15%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.87% to 4.89%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class B
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$9.980		$10.000		$9.990	$10.250	$9.940	$9.340
Income (loss) from operations
Net investment income	$0.182		$0.377		$0.401	$0.409	$0.410	$0.414
Net realized and unrealized gain (loss)	0.013		(0.015)		0.016	(0.262)	0.307	0.590
Total income from operations	$0.195		$0.362		$0.417	$0.147	$0.717	$1.004
Less distributions
From net investment income	$(0.185)		$(0.382)		$(0.407)	$(0.407)	$(0.407)	$(0.404)
Total distributions	$(0.185)		$(0.382)		$(0.407)	$(0.407)	$(0.407)	$(0.404)
Net asset value — End of period	$9.990		$9.980		$10.000	$9.990	$10.250	$9.940
Total Return(3)	1.98%		3.83	%(4)	4.25%	1.48%	7.42%	10.96%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$20,639		$22,793		$25,084	$42,930	$44,513	$37,300
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.49	%(6)	1.52%		1.52%	1.49%	1.50%	1.49%
Expenses after custodian fee reduction(5)	1.46	%(6)	1.50%		1.52%	1.48%	1.47%	1.44%
Net investment income	3.67	%(6)	3.76%		4.00%	4.08%	4.14%	4.25%
Portfolio Turnover of the Portfolio(7)	—		—		16%	19%	13%	14%
Portfolio Turnover of the Fund	23%		15%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.12% to 4.14%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class C
	Period Ended March 31, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.040
Income (loss) from operations
Net investment income	$0.007
Net realized and unrealized loss	(0.048	)(3)
Total loss from operations	$(0.041)
Less distributions
From net investment income	$(0.009)
Total distributions	$(0.009)
Net asset value — End of period	$9.990
Total Return(4)	(0.41)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$50
Ratios (As a percentage of average daily net assets):
Expenses	1.49	%(5)
Expenses after custodian fee reduction	1.46	%(5)
Net investment income	2.09	%(5)
Portfolio Turnover of the Fund	23	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 20, 2006 to March 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis.

(5)  Annualized.

(6)  For the six months ended March 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund — Class A
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003	2002(1)(2)	2001
Net asset value — Beginning of period	$9.750		$9.810	$9.880	$10.130	$9.750	$9.290
Income (loss) from operations
Net investment income	$0.208		$0.434	$0.462	$0.468	$0.465	$0.479
Net realized and unrealized gain (loss)	(0.016)		(0.053)	(0.081)	(0.253)	0.380	0.448
Total income from operations	$0.192		$0.381	$0.381	$0.215	$0.845	$0.927
Less distributions
From net investment income	$(0.202)		$(0.441)	$(0.451)	$(0.465)	$(0.465)	$(0.467)
Total distributions	$(0.202)		$(0.441)	$(0.451)	$(0.465)	$(0.465)	$(0.467)
Net asset value — End of period	$9.740		$9.750	$9.810	$9.880	$10.130	$9.750
Total Return(3)	1.99%		3.95%	3.94%	2.23%	8.97%	10.16%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$21,594		$21,249	$18,670	$3,522	$3,517	$2,931
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.73	%(5)	0.79%	0.79%	0.73%	0.78%	0.78%
Expenses after custodian fee reduction(4)	0.70	%(5)	0.78%	0.78%	0.71%	0.77%	0.74%
Net investment income	4.30	%(5)	4.42%	4.73%	4.74%	4.78%	4.93%
Portfolio Turnover of the Portfolio(6)	—		—	12%	21%	19%	12%
Portfolio Turnover of the Fund	23%		21%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.75% to 4.78%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund — Class B
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)		2004(1)	2003	2002(1)(2)	2001
Net asset value — Beginning of period	$9.930		$10.000		$10.080	$10.340	$9.950	$9.480
Income (loss) from operations
Net investment income	$0.176		$0.378		$0.395	$0.402	$0.403	$0.411
Net realized and unrealized gain (loss)	(0.007)		(0.073)		(0.087)	(0.261)	0.388	0.465
Total income from operations	$0.169		$0.305		$0.308	$0.141	$0.791	$0.876
Less distributions
From net investment income	$(0.169)		$(0.375)		$(0.388)	$(0.401)	$(0.401)	$(0.406)
Total distributions	$(0.169)		$(0.375)		$(0.388)	$(0.401)	$(0.401)	$(0.406)
Net asset value — End of period	$9.930		$9.930		$10.000	$10.080	$10.340	$9.950
Total Return(3)	1.72%		3.26	%(4)	3.09%	1.41%	8.17%	9.41%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,630		$8,287		$8,550	$23,634	$23,701	$21,775
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.48	%(6)	1.54%		1.55%	1.48%	1.53%	1.53%
Expenses after custodian fee reduction(5)	1.45	%(6)	1.53%		1.54%	1.46%	1.52%	1.49%
Net investment income	3.56	%(6)	3.78%		3.91%	3.99%	4.05%	4.20%
Portfolio Turnover of the Portfolio(7)	—		—		12%	21%	19%	12%
Portfolio Turnover of the Fund	23%		21%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.02% to 4.05%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, eight of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund), (collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund primarily invests in investment grade municipal obligations, but may also invest in lower rated obligations. The Mississippi Fund and the West Virginia Fund offer two classes of shares. The California Fund, Florida Fund, New York Fund, Ohio Fund and the Rhode Island Fund offer three classes of shares. The Massachusetts Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares, and Class C shares of California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund, are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Funds automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Class I shares of the Massachusetts Fund are sold at net asset value. As of March 31, 2006, no Class C shares of the Massachusetts Fund have been issued. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2005, the following Funds, for federal income tax purposes, had capital loss carryovers which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income

Eaton Vance Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
California Fund	$456,352	September 30, 2009

	723,504	September 30, 2010

	1,373,331	September 30, 2011

Florida Fund	421,007	September 30, 2009

	3,994,644	September 30, 2010

	5,188,570	September 30, 2013

Massachusetts Fund	1,741,735	September 30, 2010

	1,430,573	September 30, 2011

	355,911	September 30, 2012

	1,751,809	September 30, 2013

Mississippi Fund	40,090	September 30, 2010

	53,963	September 30, 2011

	20,204	September 30, 2012

	306,988	September 30, 2013

Ohio Fund	1,520,480	September 30, 2010

	6,140,842	September 30, 2011

	1,725,541	September 30, 2013

Rhode Island Fund	184,964	September 30, 2008

	293,745	September 30, 2009

	21,737	September 30, 2010

	90,400	September 30, 2011

	439,807	September 30, 2013

West Virginia Fund	526	September 30, 2008

	171,534	September 30, 2009

	211,865	September 30, 2010

	596,125	September 30, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at September 30, 2005, Massachusetts Fund, Rhode Island Fund and West Virginia Fund had net capital losses of $224,289, $197,724 and $61,364, respectively, attributable to security transactions incurred after October 31, 2004. These capital losses are treated as arising on the first day of each Fund's taxable year ending September 30, 2006.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of

Eaton Vance Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statements of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

N  Interim Financial Statements — The interim financial statements relating to March 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	California Fund
Class A	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	886,123	1,748,102
Issued to shareholders electing to receive payments of distributions in Fund shares	253,920	527,257
Redemptions	(1,224,300)	(2,742,888)
Exchange from Class B shares	5,629	—
Net decrease	(78,628)	(467,529)

Eaton Vance Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	California Fund
Class B	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	41,540	283,677
Issued to shareholders electing to receive payments of distributions in Fund shares	3,565	6,097
Redemptions	(35,535)	(124,786)
Exchange to Class A shares	(6,081)	—
Net increase	3,489	164,988
	California Fund
Class C	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	138,356	159,261
Issued to shareholders electing to receive payments of distributions in Fund shares	3,070	2,236
Redemptions	(45,754)	(75)
Net increase	95,672	161,422
	Florida Fund
Class A	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	2,523,834	2,607,646
Issued to shareholders electing to receive payments of distributions in Fund shares	231,992	455,479
Redemptions	(2,021,414)	(3,267,014)
Exchange from Class B shares	199,071	370,654
Net increase	933,483	166,765
	Florida Fund
Class B	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	157,693	318,581
Issued to shareholders electing to receive payments of distributions in Fund shares	33,148	85,963
Redemptions	(152,207)	(904,015)
Exchange to Class A shares	(194,185)	(361,531)
Net decrease	(155,551)	(861,002)

	Florida Fund
Class C	Six Months Ended March 31, 2006 (Unaudited)(1)	Year Ended September 30, 2005
Sales	3,646	—
Net increase	3,646	—
	Massachusetts Fund
Class A	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	3,403,180	2,306,631
Issued to shareholders electing to receive payments of distributions in Fund shares	192,053	369,383
Redemptions	(1,169,497)	(1,770,686)
Exchange from Class B shares	215,939	448,223
Net increase	2,641,675	1,353,551
	Massachusetts Fund
Class B	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005(2)
Sales	150,593	385,366
Issued to shareholders electing to receive payments of distributions in Fund shares	47,741	133,478
Redemptions	(247,075)	(526,873)
Exchange to Class A shares	(213,898)	(447,900)
Net decrease	(262,639)	(455,929)
	Massachusetts Fund
Class I	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005(2)
Sales	184,052	347,103
Issued to shareholders electing to receive payments of distributions in Fund shares	5,431	5,714
Redemptions	(28,565)	(4,533)
Net increase	160,918	348,284

Eaton Vance Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Mississippi Fund
Class A	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	264,234	242,642
Issued to shareholders electing to receive payments of distributions in Fund shares	12,308	23,665
Redemptions	(126,112)	(135,086)
Exchange from Class B shares	19,010	39,895
Net increase	169,440	171,116
	Mississippi Fund
Class B	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	5,505	31,952
Issued to shareholders electing to receive payments of distributions in Fund shares	4,685	11,078
Redemptions	(51,066)	(70,914)
Exchange to Class A shares	(18,588)	(38,868)
Net decrease	(59,464)	(66,752)
	New York Fund
Class A	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	2,692,183	5,104,214
Issued to shareholders electing to receive payments of distributions in Fund shares	783,485	995,695
Redemptions	(2,551,751)	(3,726,421)
Exchange from Class B shares	5,148	14,455
Net increase	929,065	2,387,943
	New York Fund
Class B	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005(3)
Sales	200,935	323,682
Issued to shareholders electing to receive payments of distributions in Fund shares	12,421	8,918
Redemptions	(39,429)	(16,248)
Exchange to Class A shares	(4,756)	(14,439)
Net increase	169,171	301,913

	New York Fund
Class C	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005(4)
Sales	470,292	369,019
Issued to shareholders electing to receive payments of distributions in Fund shares	11,876	4,237
Redemptions	(40,663)	(20,701)
Net increase	441,505	352,555
	Ohio Fund
Class A	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	2,186,720	2,138,708
Issued to shareholders electing to receive payments of distributions in Fund shares	205,133	383,474
Redemptions	(790,701)	(1,495,097)
Exchange from Class B shares	112,767	282,026
Net increase	1,713,919	1,309,111
	Ohio Fund
Class B	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005(5)
Sales	186,200	301,447
Issued to shareholders electing to receive payments of distributions in Fund shares	35,454	83,921
Redemptions	(235,833)	(408,871)
Exchange to Class A shares	(112,443)	(282,066)
Net decrease	(126,622)	(305,569)
	Ohio Fund
Class C	Six Months Ended March 31, 2006 (Unaudited)(6)	Year Ended September 30, 2005
Sales	126,932	—
Issued to shareholders electing to receive payments of distributions in Fund shares	322	—
Redemptions	(1)	—
Net increase	127,253	—

Eaton Vance Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Rhode Island Fund
Class A	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	166,648	522,864
Issued to shareholders electing to receive payments of distributions in Fund shares	33,367	59,099
Redemptions	(154,225)	(394,304)
Exchange from Class B shares	118,256	144,632
Net increase	164,046	332,291
	Rhode Island Fund
Class B	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	46,061	118,881
Issued to shareholders electing to receive payments of distributions in Fund shares	25,053	60,683
Redemptions	(173,134)	(262,398)
Exchange to Class A shares	(115,562)	(141,365)
Net decrease	(217,582)	(224,199)
	Rhode Island Fund
Class C	Six Months Ended March 31, 2006 (Unaudited)(7)	Year Ended September 30, 2005
Sales	4,980	—
Issued to shareholders electing to receive payments of distributions in Fund shares	5	—
Net increase	4,985	—
	West Virginia Fund
Class A	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	128,521	378,932
Issued to shareholders electing to receive payments of distributions in Fund shares	27,200	53,244
Redemptions	(149,236)	(203,099)
Exchange from Class B shares	29,801	47,713
Net increase	36,286	276,790

	West Virginia Fund
Class B	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	6,570	69,723
Issued to shareholders electing to receive payments of distributions in Fund shares	8,003	19,235
Redemptions	(51,152)	(63,090)
Exchange to Class A shares	(29,223)	(46,804)
Net decrease	(65,802)	(20,936)

(1) Class C shares of the Florida Fund commenced operations on March 13, 2006.

(2) Transactions have been restated to reflect the effects of a 1.1146694-for-1 stock split on Class B shares and a 1.0330579-for-1 stock split on Class I shares effective on November 11, 2005.

(3) Transactions have been restated to reflect the effects of a 1.0812325-for-1 stock split on Class B shares effective on November 11, 2005.

(4) Transactions have been restated to reflect the effects of a 0.9075630-for-1 reverse stock split on Class C shares effective on November 11, 2005.

(5) Transactions have been restated to reflect the effects of a 1.1287554-for-1 stock split on Class B shares effective on November 11, 2005.

(6) Class C shares of the Ohio Fund commenced operations on February 3, 2006.

(7) Class C shares of the Rhode Island Fund commenced operations on March 20, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale

Eaton Vance Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of securities). For the six months ended March 31, 2006, each Fund paid advisory fees as follows:

Fund	Amount	Effective Rate
California	$526,125	0.46%
Florida	518,609	0.43%
Massachusetts	470,342	0.21%
Mississippi	13,963	0.15%
New York	798,167	0.44%
Ohio	369,415	0.41%
Rhode Island	72,631	0.28%
West Virginia	29,027	0.20%

* Advisory fees paid as a percentage of average daily net assets (annualized).

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2006, no significant amounts have been deferred. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended March 31, 2006, EVM earned $2,268, $2,875, $2,883, $303, $4,611, $2,788, $769, and $518 in sub-transfer agent fees from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund, and West Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $10,262, $15,520, $16,760, $1,245, $18,006, $20,464, $2,620, and $2,767 from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund, and West Virginia Fund, respectively, as its portion of the sales charge of Class A shares for the six months ended March 31, 2006.

Certain officers and Trustees of the Funds are officers of the above organizations.

  5  Distribution and Service Plans

Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). In addition, the California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund each has in effect a distribution plan for Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Class B and Class C shares to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% (annualized) of each Fund's daily net assets attributable to Class B shares and Class C shares (if applicable) for providing ongoing distribution services and facilities to the Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of Class B) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. For the six months ended March 31, 2006, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, paid $13,955, $155,121, $201,096, $18,763, $25,813, $125,555, $80,780 and $29,520 respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. For the six months ended March 31, 2006, the California Fund, the Florida Fund, the New York Fund, the Ohio Fund and the Rhode Island Fund paid $7,908, $16, $24,341, $714 and $12 respectively to EVD, representing 0.75% (annualized) of each Fund's Class C average daily net assets. At March 31, 2006, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B Plans for California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $92,000, $1,025,000, $924,000, $478,000, $260,000, $287,000, $1,092,000 and $556,000, respectively, and the amounts calculated under the Class C Plans for California Fund, Florida Fund, New York Fund, Ohio Fund and Rhode Island Fund were approximately $159,000, $2,000, $465,000, $73,000 and $3,000, respectively.

Eaton Vance Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons, which service fee payments currently equal 0.20% (annualized), (0.25% (annualized) for the California Fund) of each Fund's average daily net assets attributable to Class A, Class B and, if applicable, Class C shares for each fiscal year. Although there is no present intention to do so, Class A, Class B and, if applicable, Class C shares of each Fund (excepting the California Fund, which is already making such payments) could pay service fees of up to 0.25% annually upon Trustee approval. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended March 31, 2006, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued service fees to EVD in the amount of $277,654, $202,238, $158,377, $13,392, $352,641, $145,584, $30,253 and $21,447, respectively, for Class A shares, and $4,652, $41,366, $53,626, $5,018, $6,884, $33,481, $21,541 and $7,872, respectively, for Class B shares, and $2,646, $4, $6,484, $187 and $3 for Class C shares of the California Fund, Florida Fund, New York Fund, Ohio Fund and the Rhode Island Fund, respectively.

Certain officers and Trustees of the Funds are officers or directors of the above organization.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and, if applicable, Class C Plans (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $1,000 and $2,000 of CDSC paid by Class A shareholders of Florida Fund and Massachusetts Fund, respectively, and $2,000, $11,000, $32,000, $7,000, $18,000, $32,000, $20,000 and $17,000 of CDSC paid by Class B shareholders of California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, for the six months ended March 31, 2006. EVD received approximately $1000 and $400 of CDSC paid by Class C shareholders of the California Fund and New York Fund, respectively, for the six months ended March 31, 2006.

  7  Investments

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 2006 were as follows:

California Fund
Purchases	$36,206,957
Sales	37,379,486
Florida Fund
Purchases	$55,147,720
Sales	45,706,065
Massachusetts Fund
Purchases	$54,493,192
Sales	29,495,749
Mississippi Fund
Purchases	$2,447,244
Sales	1,227,554

Eaton Vance Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

New York Fund
Purchases	$105,027,406
Sales	114,014,035
Ohio Fund
Purchases	$38,069,820
Sales	22,342,780
Rhode Island Fund
Purchases	$11,857,916
Sales	11,994,141
West Virginia Fund
Purchases	$6,599,996
Sales	6,645,091

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Fund at March 31, 2006, as computed on a federal income tax basis, were as follows:

California Fund
Aggregate cost	$201,365,050
Gross unrealized appreciation	$24,737,603
Gross unrealized depreciation	(137,099)
Net unrealized appreciation	$24,600,504
Florida Fund
Aggregate cost	$228,080,795
Gross unrealized appreciation	$20,882,084
Gross unrealized depreciation	(530,636)
Net unrealized appreciation	$20,351,448
Massachusetts Fund
Aggregate cost	$246,121,951
Gross unrealized appreciation	$16,152,482
Gross unrealized depreciation	(907,937)
Net unrealized appreciation	$15,244,545

Mississippi Fund
Aggregate cost	$17,956,844
Gross unrealized appreciation	$1,108,058
Gross unrealized depreciation	(93,447)
Net unrealized appreciation	$1,014,611
New York Fund
Aggregate cost	$349,719,700
Gross unrealized appreciation	$26,464,900
Gross unrealized depreciation	(2,195,979)
Net unrealized appreciation	$24,268,921
Ohio Fund
Aggregate cost	$172,691,766
Gross unrealized appreciation	$13,085,777
Gross unrealized depreciation	(439,134)
Net unrealized appreciation	$12,646,643
Rhode Island Fund
Aggregate cost	$48,889,507
Gross unrealized appreciation	$2,820,157
Gross unrealized depreciation	(142,873)
Net unrealized appreciation	$2,677,284
West Virginia Fund
Aggregate cost	$27,422,798
Gross unrealized appreciation	$1,434,713
Gross unrealized depreciation	(64,198)
Net unrealized appreciation	$1,370,515

  9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to faciliate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of

Eaton Vance Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

credit is allocated among the participating portfolios and funds at the end of each quarter. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2006.

10  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2006 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
California	06/06	588 U.S. Treasury Bond	Short	$(66,303,533)	$(64,183,875)	$2,119,658
Florida	06/06	620 U.S. Treasury Bond	Short	$(69,911,888)	$(67,676,875)	$2,235,013
Massachusetts	06/06	650 U.S. Treasury Bond	Short	$(73,355,831)	$(70,951,562)	$2,404,269
Mississippi	06/06	33 U.S. Treasury Bond	Short	$(3,724,219)	$(3,602,156)	$122,063
New York	06/06	896 U.S. Treasury Bond	Short	$(101,258,194)	$(97,804,000)	$3,454,194
Ohio	06/06	160 U.S. Treasury Bond	Short	$(18,081,819)	$(17,465,000)	$616,819
Rhode Island	06/06	120 U.S. Treasury Bond	Short	$(13,542,615)	$(13,098,750)	$443,865
West Virginia	06/06	70 U.S. Treasury Bond	Short	$(7,899,859)	$(7,640,938)	$258,921

At March 31, 2006, the Funds had sufficient cash and/or securities to cover margin requirements on open futures contracts.

11  Stock Split/Reverse Stock Split

On October 17, 2005, the Trustees of the Trust approved a stock split for Class B and I shares of Massachusetts Fund, Class B shares of New York Fund and Class B shares of Ohio Fund and a reverse stock split for Class C shares of New York Fund, effective November 11, 2005. Each stock split and reverse stock split had no impact on the overall value of a shareholder's investment in a Fund. The conversion ratios were as follows:

	Stock Split
Massachusetts Fund – Class B	1.1146694	for 1
Massachusetts Fund – Class I	1.0330579	for 1
New York Fund – Class B	1.0812325	for 1
Ohio Fund – Class B	1.1287554	for 1
	Reverse Stock Split
New York – Class C	0.9075630	for 1

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  California Municipals Fund

•  Florida Municipals Fund

•  Massachusetts Municipals Fund

•  Mississippi Municipals Fund

•  New York Municipals Fund

•  Ohio Municipals Fund

•  Rhode Island Municipals Fund

•  West Virginia Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreements for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees").

As part of its review, the Board considered each Fund's management fee and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Officers
Robert B. MacIntosh
President
Portfolio Manager of Massachusetts, Rhode Island
and West Virginia Municipals
Funds
William H. Ahern, Jr.
Vice President
Portfolio Manager of Ohio Municipals Fund
Craig R. Brandon
Vice President
Portfolio Manager of Mississippi and New York Municipals Funds
Cynthia J. Clemson
Vice President
Portfolio Manager of California and Florida Municipals Funds
James B. Hawkes
Vice President and Trustee
Thomas M. Metzold
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Fund Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

438-5/06  MUNISRC

Semiannual Report March 31, 2006

EATON VANCE
NATIONAL
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Municipals Fund as of March as of March 31, 2006

INVESTMENT UPDATE

Eaton Vance National Municipals Fund (the “Fund”) is designed to provide current income exempt from regular federal income tax. The Fund invests primarily in investment- grade municipal obligations but also invests in lower-rated municipal obligations.

Economic and Market Conditions

The economy expanded at a 4.8% pace in the first quarter of 2006, an increase from the 1.7% rate in the fourth quarter. Even with a cooling housing market, the economy generated respectable growth in 2005 and early 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs – 211,000 in March 2006. The economy appeared to be sustaining growth in both the manufacturing and service sectors, with moderate signs of inflationary pressures.

Investor sentiment regarding the Fed’s monetary policy appears to have stabilized in recent months as investors have begun to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). The Fed has raised rates at all of the last 15 Open Market Committee meetings, with the current Federal Funds rate standing at 4.75%.

Boosted by lower-than-anticipated long-term interest rates, the municipal market saw record supply in 2005, more than $400 billion in new issuance. However, supply has lagged thus far in 2006, contributing to municipal bond outperformance. At March 31, 2006, long-term AAA-rated insured municipal bonds yielded 93% of U.S. Treasury bonds with similar maturities.*

For the six months ended March 31, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), a broadbased, unmanaged municipal market index, posted amodest gain of 0.98%. For information about the Fund’s performance and the performance of funds in the same Lipper Classification†, see the Performance Information and Portfolio Composition page that follows.

Management Discussion

The Fund invests primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — the long end of the curve was a relatively attractive place to be positioned.

During the six months ended March 31, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices rose significantly. However, the economy grew at a solid pace, with moderate inflation. In this climate, Fund management continued to maintain a somewhat cautious outlook on interest rates and positioned the Fund’s duration accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

During the past year, management invested in bonds with attractive coupons and long call protection. These strategies contributed positively to the Fund’s performance over the 6-month period. Management also took advantage of narrow credit spreads in an effort to lower the Fund’s exposure to credit risk, where possible.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Fund’s return during the year. Finally, management continued to monitor closely call protection in the Fund. Call protection remains an important strategic consideration for municipal bond investors, especially because refinancing activity has increased over the past six months.

*  Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are notnecessarily representative of the Fund’s yield.

†  It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance National Municipals Fund as of March 31, 2006

MARKET RECAP

Portfolio Manager: Thomas M. Metzold, CFA

Performance(1)

	Class A	Class B	Class C	Class I

Average Annual Total Returns (at net asset value)
Six Months	4.42%	4.04%	4.04%	4.55%
One Year	9.06	8.30	8.29	9.39
Five Years	7.76	7.25	6.98	8.02
Ten Years	6.94	6.35	6.13	N.A.
Life of Fund	7.37	6.80	5.52	7.18

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-0.52%	-0.96%	3.04%	4.55%
One Year	3.89	3.30	7.29	9.39
Five Years	6.72	6.94	6.98	8.02
Ten Years	6.42	6.35	6.13	N.A.
Life of Fund†	6.93	6.80	5.52	7.18

†      Inception Dates – Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

(1)  Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

Index Performance(2)

Lehman Brothers Municipal Board Index Average Annual Total Return
Six Months	0.98%
One Year	3.81
Five Years	5.18
Ten Years	5.87

Lipper Averages (3)

Lipper General Municipal Debt Funds Classification Average Annual Total Return
Six Months	0.91%
One Year	3.48
Five Years	4.44
Ten Years	4.97

Distribution Rates/Yields

	Class A	Class B	Class C	Class I

Distribution Rate(4)	4.75%	4.02%	4.02%	5.00%
Taxable-Equivalent Dist. Rate(4),(5)	7.31	6.18	6.18	7.69
SEC 30-day Yield(6)	4.25	3.71	3.71	4.72
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.54	5.71	5.71	7.26

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	247
• Average Maturity:	24.2 years
• Effective Maturity:	14.2 years
• Average Rating:	A+
• Average Call:	9.3 years
• Average Dollar Price:	$97.52

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3)  The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 261, 256, 220, and 142 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month- end only.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7)  As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8)  Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

3

Eaton Vance National Municipals Fund as of March 31, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 – March 31, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 - 3/31/06)
Actual
Class A	$1,000.00	$1,044.20	$3.62
Class B	$1,000.00	$1,040.40	$7.43
Class C	$1,000.00	$1,040.40	$7.43
Class I	$1,000.00	$1,045.50	$2.35

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.58
Class B	$1,000.00	$1,017.70	$7.34
Class C	$1,000.00	$1,017.70	$7.34
Class I	$1,000.00	$1,022.60	$2.32

*      Expenses are equal to the Fund’s annualized expense ratio of 0.71% for Class A shares, 1.46% for Class B shares, 1.46% for Class C shares and 0.46% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Exampleassumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

4

Eaton Vance National Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.9%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,422,002
6,100	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,099,451
21,950	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	22,065,237
4,800	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	4,797,792
5,000	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	4,999,200
		$60,383,682
Education — 0.4%
$4,130	California Educational Facilities Authority, (Stanford University), Variable Rate, 9.457%, 6/1/27(1)	$4,551,384
7,000	Maryland HEFA, (Loyola College), 5.125%, 10/1/45	7,181,090
		$11,732,474
Electric Utilities — 4.1%
$13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$14,143,870
9,260	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	9,567,339
45,875	Long Island, NY, Power Authority, 4.50%, 12/1/24	45,104,300
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,157,240
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,144,100
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/30	2,048,640
2,540	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,593,950
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,724,800
5,500	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	5,873,670
13,800	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	14,737,572
20,400	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	21,785,976
		$131,881,457

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 7.7%
$2,400	Bexar County, TX, Health Facilities, (St. Luke's Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,090,216
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(2)	1,869,855
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,211,049
215,825	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22(3)	99,471,584
11,175	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	5,150,446
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	44,876,139
7,890	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	8,113,287
7,460	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	8,374,447
5,675	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,086,608
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	67,295,000
		$249,538,631
General Obligations — 8.5%
$40,000	California, 4.75%, 6/1/35	$39,840,800
16,000	California, 5.25%, 11/1/29	16,873,600
20,000	California, 5.25%, 2/1/30	20,849,400
9,875	California, 5.50%, 11/1/33	10,731,656
14,200	California, (AMT), 5.05%, 12/1/36	14,364,294
38,000	Georgia, 1.00%, 3/1/26	20,061,340
14,000	Georgia, 2.00%, 12/1/23	9,717,680
13,000	New York, NY, 5.00%, 8/1/19	13,646,880
21,895	New York, NY, 5.00%, 8/1/19	22,984,495
11,415	New York, NY, 5.00%, 6/1/22	11,895,800
32,525	New York, NY, 5.00%, 3/1/23	33,816,568
4,705	New York, NY, 5.00%, 11/1/25	4,872,498
4,735	New York, NY, Variable Rate, 8.802%, 6/1/28(1)(2)	5,473,897
15,000	North Carolina, 3.00%, 3/1/28	11,699,250
16,175	Puerto Rico, Variable Rate, 7.627%, 7/1/29(2)(4)	19,687,078
10,750	South Carolina, 3.00%, 8/1/21	9,035,912
10,000	South Carolina, 3.00%, 8/1/22	8,303,300
		$273,854,448

See notes to financial statements

5

Eaton Vance National Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 0.2%
$895	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	$925,117
2,801	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	2,794,412
3,001	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36	3,031,964
		$6,751,493
Hospital — 6.3%
$14,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$14,237,020
15,250	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Variable Rate, 6.43%, 11/15/34(2)(4)	15,702,467
4,700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/27	4,813,317
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	13,254,670
7,100	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	7,137,488
15,330	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	15,165,049
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	14,568,022
26,050	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	26,318,315
12,975	Indiana HEFA, (Clarian Health Partners), 4.75%, 2/15/34	12,572,775
5,810	Indiana HEFA, (Clarian Health Partners), 5.00%, 2/15/36	5,816,391
8,500	Indiana HEFA, (Clarian Health Partners), 5.00%, 2/15/39	8,509,350
17,435	Maryland HEFA, (Peninsula Regional Medical Center), 5.00%, 7/1/36	17,777,075
18,730	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	18,972,741
3,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,876,985
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,120,960
3,075	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(5)	83,025
7,750	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	7,751,782
12,500	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 7.63%, 11/15/27(2)(4)	13,480,625
		$204,158,057

Principal Amount (000's omitted)	Security	Value
Housing — 3.3%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), 6.375%, 9/1/32	$2,990,280
7,200	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	6,342,552
12,900	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	12,906,321
6,360	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 20.921%, 12/1/29(1)(2)(6)	9,748,990
600	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 29.936%, 12/1/34(1)(2)(6)	1,234,032
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09(2)	17,011,680
10,770	Florida Capital Projects Financing Authority, Student Housing Revenue, (Florida University), 7.85%, 8/15/31	12,666,705
9,355	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	9,640,889
1,255	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19(5)	1,044,900
15,070	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	15,365,824
9,435	New York, NY, Housing Development Corp., Multifamily Housing, 4.65%, 5/1/26	9,485,383
10,590	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	9,641,771
		$108,079,327
Industrial Development Revenue — 13.8%
$7,060	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$7,631,648
10,260	Bedford County, VA, IDA, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,591,295
2,250	Calhoun County, AR, Solid Waste Disposal, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,313,022
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21(5)	282,000
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,116,187
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,271,360
5,000	Dallas-Fort Worth, TX, International Airport Facility, (American Airlines), 7.25%, 11/1/30	4,753,450
55,500	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(5)	56,540,625
13,290	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	13,264,217

See notes to financial statements

6

Eaton Vance National Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$3,500	Effingham County, GA, IDA, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	$3,655,155
6,645	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,870,133
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	30,429,900
12,615	Kenton County, KY, Airport, (Delta Airlines), (AMT), 6.125%, 2/1/22(5)	8,084,575
1,530	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21(5)	1,026,018
4,870	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.50%, 2/1/20(5)	3,363,125
140,100	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	154,359,378
5,000	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,026,100
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	10,262,700
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	15,393,750
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	3,591,875
5,025	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	4,759,177
18,820	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	18,750,366
4,950	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,506,281
17,000	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27(5)	16,422,000
1,500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(5)	1,449,000
1,750	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), Variable Rate, 19.566%, 2/1/14(1)(2)	2,452,730
5,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), Variable Rate, 20.073%, 8/1/21(1)(2)	6,981,100
3,750	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), Variable Rate, 20.58%, 2/1/26(1)(2)	5,376,225
2,500	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), Variable Rate, 21.594%, 2/1/11(1)(2)	3,402,450
3,125	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), Variable Rate, 23.622%, 8/1/12(1)(2)	4,618,687
9,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), Variable Rate, (AMT), 7.625%, 8/1/25	9,891,450

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$10,000	New York City, NY, IDA, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	$10,074,300
2,767	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,535,139
1,384	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	1,325,285
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,187,200
		$446,557,903
Insured-Education — 2.1%
$15,280	Broward County, FL, Educational Facilities Authority, (Nova Southeastern), (AGC), 4.50%, 4/1/36(7)	$14,707,917
17,025	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	16,428,444
165	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, DRIVERS, (MBIA), Variable Rate, 174.87%, 7/1/33(1)(2)	747,777
22,675	University of California, (MBIA), 4.75%, 5/15/33	22,894,494
13,800	University of California, (MBIA), 4.75%, 5/15/37	13,882,524
		$68,661,156
Insured-Electric Utilities — 3.8%
$7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$7,964,250
9,125	Hamilton, OH, (FSA), 4.70%, 10/15/25	9,240,887
5,500	Intermountain Power Agency, UT, (MBIA), Variable Rate, 12.92%, 7/1/19(1)(2)	6,472,840
34,485	Lincoln, NE, (FSA), 4.75%, 9/1/35	34,652,942
11,000	Memphis, TN, Electric System, (MBIA), Variable Rate, 9.88%, 12/1/17(1)(2)	13,272,820
5,000	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/23	5,253,000
11,500	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	11,996,685
6,000	Sacramento, CA, Municipal Electric Utility District, (FSA), Variable Rate, 8.416%, 8/15/28(1)(2)	6,558,180
25,000	Springfield, IL, (MBIA), 5.00%, 3/1/35	25,939,500
		$121,351,104
Insured-Escrowed / Prerefunded — 1.7%
$9,500	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 6.58%, 1/1/20(2)(4)	$10,907,805
20,505	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 6.966%, 1/1/23(2)(4)	24,578,933

See notes to financial statements

7

Eaton Vance National Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$3,620	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/22	$3,530,839
10,500	Philadelphia, PA, Gas Works Revenue, (FSA), Prerefunded to 7/1/08, 5.00%, 7/1/28	10,813,215
5,000	Umatilla County, OR, School District No. 008R, (MBIA), Prerefunded to 6/15/09, Variable Rate, 7.01%, 6/15/19(2)(4)	5,460,950
		$55,291,742
Insured-General Obligations — 5.8%
$9,900	California, (AMBAC), Variable Rate, 10.392%, 5/1/26(1)(2)	$12,118,293
12,000	California, (MBIA), 4.75%, 3/1/31	12,111,480
11,665	California, RITES, (AMBAC), Variable Rate, 8.402%, 2/1/28(1)(2)	14,770,806
12,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	5,530,000
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	6,796,924
16,315	Cypress-Fairbanks, TX, Independent School District, (MBIA), 3.50%, 2/15/30	13,390,373
11,145	Fairfax, VA, (MBIA), 4.75%, 1/15/35	11,284,090
4,850	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,761,660
20,000	Georgia, (MBIA), 2.00%, 9/1/24	13,656,000
11,380	Goose Creek, TX, Consolidated Independent School District, (MBIA), 4.75%, 2/15/28(7)	11,491,183
11,930	Goose Creek, TX, Consolidated Independent School District, (MBIA), 4.75%, 2/15/29(7)	12,027,707
8,200	Leesburg, VA, (MBIA), 4.50%, 7/1/36	8,033,458
38,000	Los Angeles, CA, Unified School District, (FGIC), 5.00%, 7/1/22	40,024,640
10,000	Madison Boro, NJ, Board of Education, (MBIA), 4.75%, 7/15/35	10,107,900
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	8,913,500
5,000	Portsmouth, VA, (MBIA), 4.25%, 4/1/23	4,902,100
		$188,920,114
Insured-Hospital — 0.6%
$5,070	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 9.205%, 8/15/38(1)(2)	$6,961,820
8,130	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,546,581
5,000	Wisconsin HEFA, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,206,700
		$20,715,101

Principal Amount (000's omitted)	Security	Value
Insured-Housing — 0.5%
$13,365	Virginia Housing Development Authority, (MBIA), Variable Rate, 9.69%, 7/1/36(1)(2)	$15,330,724
		$15,330,724
Insured-Lease Revenue / Certificates of Participation — 0.1%
$4,115	Gloucester County, NJ, Improvements Authority, (MBIA), 4.75%, 9/1/30	$4,172,610
		$4,172,610
Insured-Miscellaneous — 0.1%
$25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	$3,724,750
		$3,724,750
Insured-Other Revenue — 0.2%
$6,000	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	$6,166,200
		$6,166,200
Insured-Special Tax Revenue — 2.2%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$6,022,907
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	13,357,868
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,089,800
9,500	Louisiana Gas and Fuels Tax, (FGIC), 5.00%, 5/1/35	9,818,345
29,200	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	29,223,068
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	5,737,227
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,231,680
		$72,480,895
Insured-Transportation — 12.1%
$29,800	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$30,401,066
10,000	Chicago, IL, O'Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32(8)	10,317,600
45,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36(9)	46,538,766
5,000	Dallas Fort Worth, TX, International Airport, (FGIC), (AMT), 5.625%, 11/1/21(8)	5,314,100

See notes to financial statements

8

Eaton Vance National Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$3,335	Dallas Fort Worth, TX, International Airport, (FSA), (AMT), Variable Rate, 9.68%, 11/1/17(1)(2)	$4,087,776
4,000	Dallas Fort Worth, TX, International Airport, (MBIA), (AMT), Variable Rate, 9.69%, 11/1/19(1)(2)	4,902,880
2,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.50%, 11/1/20	2,644,225
21,380	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	20,942,993
12,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	12,138,000
2,685	Metropolitan Transportation Authority, NY, (AMBAC), 4.50%, 11/15/34	2,615,700
11,275	Metropolitian Transportation Authority, NY, (AMBAC), 4.75%, 11/15/30	11,444,238
25,215	New York Throughway Authority, (FGIC), 5.00%, 4/1/17	26,889,780
10,500	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	10,046,295
65,100	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	62,983,599
7,485	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 4/1/25	7,339,716
38,020	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 9/1/29	37,025,017
7,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/35	7,269,990
21,210	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	21,929,019
3,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	3,099,660
9,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.415%, 7/1/32(1)(2)	9,882,540
15,530	South Jersey, NJ, Transportation Authority, (FGIC), 4.50%, 11/1/35	15,144,856
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	13,607,097
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	23,407,000
		$389,971,913
Insured-Water and Sewer — 6.0%
$11,915	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38	$12,071,801
10,135	California Water Resources, (Central Valley), (FGIC), Variable Rate, 8.94%, 12/1/28(1)(2)	10,528,542
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,131,002
1,185	Colorado Water Resources and Power Development Authority, (MBIA), 4.50%, 11/15/35	1,152,614

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	$2,857,969
8,750	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32	8,456,700
12,915	Los Angeles, CA, Wastewater System, (MBIA), 4.50%, 6/1/29	12,758,599
20,000	Los Angeles, CA, Water and Power, (FSA), 4.625%, 7/1/37	19,900,400
3,550	Loudoun County, VA, Sanitation Authority, (MBIA), 4.50%, 1/1/35	3,479,604
6,440	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	6,361,883
22,465	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/36	21,866,308
5,475	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (FSA), 4.50%, 6/15/29	5,408,588
4,960	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (FSA), 5.00%, 6/15/29	5,177,248
31,360	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	29,388,083
30,580	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	29,919,166
21,250	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	18,400,588
		$192,859,095
Nursing Home — 1.8%
$4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31	$3,684,374
9,690	Hillsborough County, FL, IDA, (Tampa Bay Retirement Center), 7.50%, 6/1/25	9,647,461
2,570	Lackawanna County, PA, IDA, (Edella Street Associates), 8.875%, 9/1/14	2,569,949
13,250	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,474,985
11,505	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,573,541
10,950	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,964,673
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,619,840
2,185	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,186,202
3,790	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,898,508
		$59,619,533

See notes to financial statements

9

Eaton Vance National Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 6.5%
$21,600	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(2)	$23,264,928
10,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20(2)	11,009,200
84,205	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	85,655,010
10,950	Golden State Tobacco Securitization Corp., CA, Variable Rate, 7.43%, 6/1/43(2)(4)(6)	13,056,671
10,000	Golden State Tobacco Securitization Corp., CA, Variable Rate, 7.696%, 6/1/33(2)(4)(6)	11,923,900
11,300	Golden State Tobacco Securitization Corp., CA, Variable Rate, 7.946%, 6/1/38(2)(4)(6)	13,648,931
10,200	Orange County, NC, (Community Activity Corp.), 8.00%, 3/1/24(5)	229,500
10,885	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	12,189,894
20,700	Tobacco Settlement Financing Corp., NJ, Variable Rate, 10.487%, 6/1/39(2)(4)(6)	25,663,032
12,000	Tobacco Settlement Financing Corp., VA, Variable Rate, 9.004%, 6/1/37(1)(2)(6)	13,009,080
		$209,650,146
Pooled Loans — 0.9%
$25,535	Rickenbacker, OH, Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	$27,355,135
		$27,355,135
Senior Living / Life Care — 3.0%
$7,980	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$8,163,061
9,495	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	9,806,246
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(10)	5,354,554
16,165	Bell County, TX, Health Facilities Authority, (Care Institute, Inc. - Texas), 9.00%, 11/1/24	16,308,060
6,680	Glen Cove, NY, IDA, (Regency at Glen Cove), 9.50%, 7/1/12(10)	5,805,588
13,835	Illinois Development Finance Authority, (Care Institute, Inc. - Illinois), 7.80%, 6/1/25	14,141,722

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$1,300	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.375%, 11/15/09	$1,284,998
9,345	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25(10)	5,614,663
11,925	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	11,593,008
800	North Miami, FL, Health Facilities Authority, (Imperial Club), 9.00%, 1/1/12(5)	121,776
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23	7,392,293
12,140	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(10)	9,763,109
		$95,349,078
Special Tax Revenue — 1.0%
$6,600	Massachusetts Bay Transportation Authority, Sales Tax, Variable Rate, 7.095%, 7/1/35(1)(2)	$6,134,304
6,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	6,220,980
10,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	10,529,900
1,815	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	1,904,933
3,000	Tri-County, OR, Metropolitan Transportation District, Variable Rate, 6.63%, 8/1/19(2)(4)	3,248,880
4,405	University Square, FL, Community Development District, 6.75%, 5/1/20	4,755,330
		$32,794,327
Transportation — 1.5%
$10,285	Port Authority of New York and New Jersey, (AMT), Variable Rate, 7.611%, 12/1/34(1)(2)	$10,163,637
36,950	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	37,643,921
		$47,807,558
Water and Sewer — 3.6%
$5,480	California Water Resources, (Central Valley), Variable Rate, 11.117%, 12/1/24(1)(2)	$5,763,754
27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	23,486,659
3,235	New York City, NY, Municipal Water Finance Authority, 4.50%, 6/15/33	3,138,435
50,000	New York City, NY, Municipal Water Finance Authority, 4.75%, 6/15/33	50,338,500
23,625	New York City, NY, Municipal Water Finance Authority, 4.75%, 6/15/38	23,766,041

See notes to financial statements

10

Eaton Vance National Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer (continued)
$10,250	New York, NY, Environmental Facilities Corp., 4.75%, 6/15/35	$10,382,840
		$116,876,229
	Total Tax-Exempt Investments — 99.7% (identified cost $3,034,846,944)	$3,222,034,882
Other Assets, Less Liabilities — 0.3%		$11,017,456
	Net Assets — 100.0%	$3,233,052,338

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At March 31, 2006, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	17.6%
New York	20.7%
Others, representing less than 10% individually	61.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 35.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 10.1% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $390,508,819 or 12.1% of the Fund's net assets.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(5)  Defaulted bond.

(6)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(7)  When-issued security.

(8)  Security (or a portion thereof) has been segregated to cover interest rate swap contracts.

(9)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(10)  Security is in default and making only partial interest payments.

See notes to financial statements

11

Eaton Vance National Municipals Fund as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of March 31, 2006

Assets
Investments, at value (identified cost, $3,034,846,944)	$3,222,034,882
Cash	11,361,043
Receivable for investments sold	255,968
Receivable for Fund shares sold	15,562,690
Receivable for open swap contracts	6,952,233
Interest receivable	52,464,555
Receivable for daily variation margin on open financial futures contracts	250,000
Total assets	$3,308,881,371
Liabilities
Payable for when-issued securities	$38,447,169
Payable for investments purchased	24,220,375
Dividends payable	5,662,947
Payable for Fund shares redeemed	4,091,759
Payable to affiliate for distribution and service fees	2,051,670
Payable to affiliate for investment advisory fees	988,260
Accrued expenses	366,853
Total liabilities	$75,829,033
Net assets	$3,233,052,338
Sources of Net Assets
Paid-in capital	$3,018,969,473
Accumulated net realized loss (computed on the basis of identified cost)	(9,091,327)
Accumulated distributions in excess of net investment income	(496,915)
Net unrealized appreciation (computed on the basis of identified cost)	223,671,107
Total	$3,233,052,338
Class A Shares
Net Assets	$2,533,986,923
Shares Outstanding	220,526,026
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.49
Maximum Offering Price Per Share (100 ÷ 95.25 of $11.49)	$12.06
Class B Shares
Net Assets	$113,700,074
Shares Outstanding	9,896,102
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.49
Class C Shares
Net Assets	$537,290,353
Shares Outstanding	46,759,452
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.49
Class I Shares
Net Assets	$48,074,988
Shares Outstanding	4,182,800
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.49
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2006

Investment Income
Interest	$78,435,435
Total investment income	$78,435,435
Expenses
Investment adviser fee	$5,380,500
Trustees' fees and expenses	15,864
Distribution and service fees Class A	2,858,150
Class B	481,409
Class C	2,210,551
Transfer and dividend disbursing agent fees	531,637
Custodian fee	253,739
Legal and accounting services	158,843
Printing and postage	94,628
Registration fees	71,197
Miscellaneous	277,573
Total expenses	$12,334,091
Deduct — Reduction of custodian fee	$228,914
Total expense reductions	$228,914
Net expenses	$12,105,177
Net investment income	$66,330,258
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$10,021,333
Financial futures contracts	27,420,160
Interest rate swap contracts	4,337,000
Net realized gain	$41,778,493
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$821,359
Financial futures contracts	11,349,745
Interest rate swap contracts	3,631,450
Net change in unrealized appreciation (depreciation)	$15,802,554
Net realized and unrealized gain	$57,581,047
Net increase in net assets from operations	$123,911,305

See notes to financial statements

12

Eaton Vance National Municipals Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
From operations — Net investment income	$66,330,258	$114,562,412
Net realized gain from investment transactions, financial futures contracts, and interest rate swap contracts	41,778,493	574,827
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, and interest rate swap contracts	15,802,554	67,036,058
Net increase in net assets from operations	$123,911,305	$182,173,297
Distributions to shareholders — From net investment income Class A	$(54,983,773)	$(99,555,730)
Class B	(1,955,357)	(2,431,912)
Class C	(8,966,784)	(12,730,736)
Class I	(645,668)	(538,085)
Total distributions to shareholders	$(66,551,582)	$(115,256,463)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$462,208,744	$504,415,346
Class B	31,775,799	57,695,387
Class C	161,152,689	181,098,827
Class I	36,209,312	12,894,692
Net asset value of shares issued to shareholders in payment of distributions declared Class A	28,843,206	48,716,876
Class B	1,035,687	1,216,536
Class C	4,610,612	6,402,879
Class I	406,405	172,092
Cost of shares redeemed Class A	(150,854,891)	(232,518,287)
Class B	(4,205,790)	(6,057,593)
Class C	(25,749,106)	(32,049,646)
Class I	(4,286,606)	(3,480,305)
Net asset value of shares exchanged Class A	526,604	202,806
Class B	(526,604)	(202,806)
Net increase in net assets from Fund share transactions	$541,146,061	$538,506,804
Net increase in net assets	$598,505,784	$605,423,638

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
At beginning of period	$2,634,546,554	$2,029,122,916
At end of period	$3,233,052,338	$2,634,546,554
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(496,915)	$(275,591)

See notes to financial statements

13

Eaton Vance National Municipals Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$11.270		$10.920	$10.840	$10.920	$10.550	$10.230
Income (loss) from operations
Net investment income	$0.271		$0.574	$0.654	$0.666	$0.656	$0.618
Net realized and unrealized gain (loss)	0.221		0.355	0.079	(0.105)	0.334	0.312
Total income from operations	$0.492		$0.929	$0.733	$0.561	$0.990	$0.930
Less distributions
From net investment income	$(0.272)		$(0.579)	$(0.653)	$(0.641)	$(0.620)	$(0.610)
Total distributions	$(0.272)		$(0.579)	$(0.653)	$(0.641)	$(0.620)	$(0.610)
Net asset value — End of period	$11.490		$11.270	$10.920	$10.840	$10.920	$10.550
Total Return(3)	4.42%		8.69%	6.94%	5.46%	9.84%	9.33%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,533,987		$2,147,435	$1,769,191	$236,885	$213,456	$181,600
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.72	%(5)	0.77%	0.79%	0.78%	0.83%	0.83%
Expenses after custodian fee reduction(4)	0.71	%(5)	0.76%	0.79%	0.78%	0.82%	0.82%
Net investment income	4.79	%(5)	5.14%	6.05%	6.29%	6.31%	5.92%
Portfolio Turnover of the Portfolio(6)	—		—	44%	35%	32%	20%
Portfolio Turnover of the Fund	28%		68%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.28% to 6.31%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

14

Eaton Vance National Municipals Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(2)
Net asset value — Beginning of period	$11.270	(2)	$10.920		$10.850	$10.920	$10.550	$10.230
Income (loss) from operations
Net investment income	$0.228		$0.482		$0.598	$0.622	$0.613	$0.580
Net realized and unrealized gain (loss)	0.222		0.364		0.063	(0.097)	0.330	0.320
Total income from operations	$0.450		$0.846		$0.661	$0.525	$0.943	$0.900
Less distributions
From net investment income	$(0.230	)(2)	$(0.496)		$(0.595)	$(0.601)	$(0.578)	$(0.584)
Total distributions	$(0.230)		$(0.496)		$(0.595)	$(0.601)	$(0.578)	$(0.584)
Contingent deferred sales charges	$—		$—		$0.004	$0.006	$0.005	$0.004
Net asset value — End of period	$11.490		$11.270		$10.920	$10.850	$10.920	$10.550
Total Return(4)	4.04%		8.15	%(5)	6.25%	5.17%	9.30%	9.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$113,700		$83,629		$29,577	$1,553,297	$1,582,772	$1,525,303
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.47	%(7)	1.52%		1.17%	1.20%	1.25%	1.26%
Expenses after custodian fee reduction(6)	1.46	%(7)	1.51%		1.17%	1.20%	1.24%	1.25%
Net investment income	4.03	%(7)	4.30%		5.44%	5.88%	5.89%	5.49%
Portfolio Turnover of the Portfolio(8)	—		—		44%	35%	32%	20%
Portfolio Turnover of the Fund	28%		68%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 0.9334516-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.86% to 5.89%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.19% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

15

Eaton Vance National Municipals Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(2)
Net asset value — Beginning of period	$11.270	(2)	$10.920		$10.840	$10.920	$10.550	$10.240
Income (loss) from operations
Net investment income	$0.227		$0.486		$0.565	$0.587	$0.579	$0.538
Net realized and unrealized gain (loss)	0.223		0.360		0.087	(0.101)	0.333	0.303
Total income from operations	$0.450		$0.846		$0.652	$0.486	$0.912	$0.841
Less distributions
From net investment income	$(0.230	)(2)	$(0.496)		$(0.572)	$(0.566)	$(0.542)	$(0.531)
Total distributions	$(0.230)		$(0.496)		$(0.572)	$(0.566)	$(0.542)	$(0.531)
Net asset value — End of period	$11.490		$11.270		$10.920	$10.840	$10.920	$10.550
Total Return(4)	4.04%		7.99	%(5)	6.15%	4.71%	9.02%	8.47%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$537,290		$388,276		$224,955	$200,310	$185,439	$136,213
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.47	%(7)	1.52%		1.53%	1.53%	1.57%	1.59%
Expenses after custodian fee reduction(6)	1.46	%(7)	1.51%		1.53%	1.53%	1.56%	1.58%
Net investment income	4.02	%(7)	4.35%		5.19%	5.54%	5.56%	5.16%
Portfolio Turnover of the Portfolio(8)	—		—		44%	35%	32%	20%
Portfolio Turnover of the Fund	28%		68%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 0.8890861-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.53% to 5.56%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

16

Eaton Vance National Municipals Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(2)
Net asset value — Beginning of period	$11.270	(2)	$10.920	$10.850	$10.910	$10.550	$10.210
Income (loss) from operations
Net investment income	$0.279		$0.590	$0.673	$0.693	$0.688	$0.652
Net realized and unrealized gain (loss)	0.227		0.368	0.078	(0.088)	0.314	0.320
Total income from operations	$0.506		$0.958	$0.751	$0.605	$1.002	$0.972
Less distributions
From net investment income	$(0.286	)(2)	$(0.608)	$(0.681)	$(0.665)	$(0.642)	$(0.632)
Total distributions	$(0.286)		$(0.608)	$(0.681)	$(0.665)	$(0.642)	$(0.632)
Net asset value — End of period	$11.490		$11.270	$10.920	$10.850	$10.910	$10.550
Total Return(4)	4.55%		8.92%	7.17%	5.84%	10.05%	9.71%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$48,075		$15,208	$5,400	$2,414	$2,193	$389
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.47	%(6)	0.52%	0.53%	0.53%	0.57%	0.58%
Expenses after custodian fee reduction(5)	0.46	%(6)	0.51%	0.53%	0.53%	0.56%	0.57%
Net investment income	4.91	%(6)	5.27%	6.18%	6.54%	6.60%	6.22%
Portfolio Turnover of the Portfolio(7)	—		—	44%	35%	32%	20%
Portfolio Turnover of the Fund	28%		68%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 0.9263531-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.57% to 6.60%. Per-share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

17

Eaton Vance National Municipals Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve current income exempt from regular federal income tax by investing primarily in investment grade municipal obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value to certain institutional investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $40,103,256 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2009 ($23,042,053), September 30, 2012 ($1,700,261) and September 30, 2013 ($15,360,942), respectively. Dividends paid by the Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily.

18

Eaton Vance National Municipals Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to the agreement, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these agreements is unknown as this would involve future claims that my be made against the Fund that have not yet occurred.

M  Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of the securities sold.

N  Interim Financial Statements — The interim financial statements relating to March 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized gains, if any, are made at least annually. Shareholders may reinvest income and capital gain

19

Eaton Vance National Municipals Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	40,697,709	44,987,639
Issued to shareholders electing to receive payments of distributions in Fund shares	2,540,808	4,358,681
Redemptions	(13,319,745)	(20,820,587)
Exchange from Class B shares	46,206	18,101
Net increase	29,964,978	28,543,834
Class B	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005(1)
Sales	2,801,638	5,164,317
Issued to shareholders electing to receive payments of distributions in Fund shares	91,208	108,564
Redemptions	(371,342)	(541,914)
Exchange to Class A shares	(46,967)	(18,090)
Net increase	2,474,537	4,712,877

Class C	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005(1)
Sales	14,172,807	16,149,844
Issued to shareholders electing to receive payments of distributions in Fund shares	406,031	572,144
Redemptions	(2,272,618)	(2,866,966)
Net increase	12,306,220	13,855,022
Class I	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005(1)
Sales	3,174,249	1,149,095
Issued to shareholders electing to receive payments of distributions in Fund shares	35,561	15,339
Redemptions	(376,071)	(309,656)
Net increase	2,833,739	854,778

(1)  Transactions have been restated to reflect the effects of a 0.9334516-for-1 reverse stock split on Class B shares, a 0.8890861-for-1 reverse stock split on Class C shares and a 0.9263531-for-1 reverse stock split on Class I shares effective on November 11, 2005.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2006, the fee was equivalent to 0.38% of the Fund's average daily net assets for such period and amounted to $5,380,500. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2006, EVM earned $28,575 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal

20

Eaton Vance National Municipals Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

underwriter, received $326,379, as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2006.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $361,057 and $1,657,913 for Class B, and Class C shares, respectively, payable to EVD for the six months ended March 31, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At March 31, 2006, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $4,107,000 and $48,424,000 for Class B and Class C shares.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2006 amounted to $2,858,150, $120,352, and $552,638 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $65,000, $99,000 and $42,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2006.

7  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,316,362,532 and $806,712,552, respectively, for the six months ended March 31, 2006.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,025,405,006
Gross unrealized appreciation	$230,713,246
Gross unrealized depreciation	(34,083,370)
Net unrealized appreciation	$196,629,876

21

Eaton Vance National Municipals Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six-months ended March 31, 2006.

10 Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2006 is as follows:

Futures Contracts
Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/06	8,000 U.S. Treasury Bond	Short	$(902,780,936)	$(873,250,000)	$29,530,936

At March 31, 2006, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services whereby the Fund makes bi-annual payments at a fixed rate equal to 5.118% on the notional amount of $125,000,000. In exchange, the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is July 11, 2006. The value of the contract, which terminates July 11, 2036, is recorded as a receivable for open swap contracts of $6,952,233 on March 31, 2006.

At March 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11 Reverse Stock Split

On October 17, 2005, the Trustees of the Fund approved a reverse stock split for Class B, Class C and Class I, effective November 11, 2005. Each reverse stock split had no impact on the overall value of a shareholder's investment in the Fund. The conversion ratios were as follows:

	Reverse Stock Split
Class B	0.9334516	for 1
Class C	0.8890861	for 1
Class I	0.9263531	for 1

22

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

23

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the National Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

24

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

As part of its review, the Board considered the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

25

Eaton Vance National Municipals Fund

INVESTMENT MANAGEMENT

Officers
Robert B. MacIntosh
President
James B. Hawkes
Vice President and Trustee
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President
Cynthia J. Clemson
Vice President
Thomas M. Metzold
Vice President and Portfolio Manager
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

26

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Investment Adviser of Eaton Vance National Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

448-5/06  HMSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.
Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

	By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 18, 2006

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	May 18, 2006